UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08314

Schwab Annuity Portfolios

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Jonathan de St. Paer

Schwab Annuity Portfolios

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Item 1: Report(s) to Shareholders.

Semiannual Report | June 30, 2023
Schwab Government Money Market Portfolio

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
Investment Adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM

Schwab Government Money Market Portfolio
Portfolio Management

Linda Klingman, Managing Director and Head of Money Market Strategies for Schwab Asset Management,
leads the portfolio management teams for taxable and tax-exempt Schwab Money Funds and has overall responsibility for all aspects of the management of the fund. Prior to joining Schwab in 1990, she was a senior money market trader with AIM Management, Inc. She has managed money market funds since 1988.

Lynn Paschen, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the fund. Prior to joining Schwab in 2011, Ms. Paschen held a number of positions at
American Century Investments. She was most recently a portfolio manager and, from 2000 to 2003, worked as a fixed-income trader. She has managed money market funds since 2003.

Nicole Perret-Gentil, Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the fund. Prior to joining Schwab in 2016, Ms. Perret-Gentil worked at Freddie Mac for
15 years, most recently as a senior portfolio manager where she managed and executed trades for a fixed-income strategy. Prior to that role, she served as a portfolio manager performing fixed-income analysis, a senior research analyst for investor and dealer relations, a senior securities operations analyst in loan and securities operations, and a lead mortgage securities operations specialist. She also worked at Merrill Lynch for a year as a senior specialist in fixed-income global banking and investments.

Schwab Government Money Market Portfolio | Semiannual Report2

Schwab Government Money Market Portfolio

The Schwab Government Money Market Portfolio’s (the fund) goal is to seek the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in U.S. government securities such as U.S. Treasury bills and notes, other obligations that are issued by the U.S. government, its agencies, or instrumentalities, repurchase agreements that are collateralized fully by cash and/or U.S. government securities, and obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies, or instrumentalities. The fund will invest at least 99.5% of its total assets in cash, U.S. government securities and/or repurchase agreements that are collateralized fully by cash and/or U.S. government securities; under normal circumstances, at least 80% of the fund’s net assets (including, for this purpose, any borrowings for investment purposes) will be invested in U.S. government securities, including repurchase agreements that are collateralized fully by U.S. government securities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. During the six-month reporting period ended June 30, 2023, short-term money market security yields were driven higher as the U.S. Federal Reserve (Fed) continued to raise interest rates, albeit at a slower pace than in 2022. Inflationary pressure eased compared to 2022 but remained well above the Fed’s historical 2% target, and the unemployment rate remained low. In response to these conditions, the Fed raised the federal funds rate three times during the reporting period, by 0.25% each time, ending the period in a range of 5.00% to 5.25%. The Fed generally reduced the assets held on its balance sheet over the reporting period despite a temporary spike in March when three regional U.S. banks failed and regulators swiftly stepped in with monetary support to prevent the crisis from spreading.
In January, the U.S. Treasury hit the debt limit, began operating under “extraordinary measures,” and announced that early June was the potential date of a technical default. During the lead-up to debt-ceiling negotiations, the supply of U.S. Treasury bills declined, and short-term U.S. Treasury bills with maturities that could potentially be affected by a default became more volatile. Once a debt ceiling agreement was reached and the debt ceiling was increased in early June, supply increased. The Fed’s Overnight Reverse Repurchase Agreement Facility ensured there was no shortage of supply despite the swings in U.S. Treasury bill issuance.
Central banks outside the United States also battled with persistently high inflation. Both the European Central Bank and the Bank of England raised their key policy rates four times during the reporting period in their efforts to bring inflation levels lower. In contrast, the Bank of Japan continued to uphold its short-term interest rate target of -0.1%, unchanged since 2016, despite shifting conditions.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved, while continuing its rigorous credit review process and ongoing monitoring for all issuers and regions in which the fund invests. As a result of the Fed’s rate hikes, the uncertainties caused by three U.S. regional bank failures, and debt-ceiling positioning, the fund’s weighted average maturity (WAM) ended the reporting period around where it began, beginning the period at 21 days and ending it at 20 days.

Portfolio Composition By Effective Maturity % of Investments1

Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	20 Days

Management views and portfolio holdings may have changed since the report date.
1
Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
2
Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
3
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
4
Less than 0.05%
5
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
3Schwab Government Money Market Portfolio | Semiannual Report

Schwab Government Money Market Portfolio
Performance and Fund Facts as of June 30, 2023

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields1
The seven-day yield is the income generated by the fund’s holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Government Money Market Portfolio
Ticker Symbol	SWPXX
Seven-Day Yield (with waivers)[2]	4.86%
Seven-Day Yield (without waivers)[2]	4.86%
Seven-Day Effective Yield (with waivers)[2]	4.97%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
1
Fund yields do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the yields would be less than those shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
2
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
Schwab Government Money Market Portfolio | Semiannual Report4

Schwab Government Money Market Portfolio
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2023 and held through June 30, 2023.
The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED) [1]	BEGINNING ACCOUNT VALUE AT 1/1/23	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 6/30/23	EXPENSES PAID DURING PERIOD 1/1/23-6/30/23 [2]
Schwab Government Money Market Portfolio
Actual Return	0.26%	$1,000.00	$1,022.40	$1.30
Hypothetical 5% Return	0.26%	$1,000.00	$1,023.51	$1.30

[1]	Based on the most recent six-month expense ratio.
[2]
Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days in the period, and divided by
365 days in the fiscal year.

5Schwab Government Money Market Portfolio | Semiannual Report

Schwab Government Money Market Portfolio
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/23– 6/30/23*	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.02	0.01	0.00 [2]	0.00 [2]	0.02	0.02
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.00)[2]
Total from investment operations	0.02	0.01	0.00 [2]	0.00 [2]	0.02	0.02
Less distributions:
Distributions from net investment income	(0.02)	(0.01)	(0.00)[2,3]	(0.00)[2]	(0.02)	(0.02)
Distributions from net realized gains	(0.00)[2]	—	—	—	—	—
Total distributions	(0.02)	(0.01)	(0.00)[2]	(0.00)[2]	(0.02)	(0.02)
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	2.24%[4]	1.43%	0.06%[3]	0.28%	1.91%	1.52%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.26%[5]	0.23%[6,7]	0.06%[6]	0.26%[8,9]	0.35%	0.35%
Gross operating expenses	0.26%[5]	0.26%[7]	0.27%	0.41%	0.47%	0.48%
Net investment income (loss)	4.47%[5]	1.49%	0.06%	0.25%	1.88%	1.55%
Net assets, end of period (x 1,000)	$223,469	$223,154	$184,916	$185,074	$148,853	$138,275

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.05%.
[4]	Not annualized.
[5]	Annualized.
[6]	Reflects the effect of a voluntary yield waiver.
[7]	Ratio includes less than 0.005% of non-routine proxy expenses.
[8]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020 is a blended ratio.
[9]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
See financial notes
Schwab Government Money Market Portfolio | Semiannual Report6

Schwab Government Money Market Portfolio
Portfolio Holdings  as of June 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus.
For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY DEBT 24.0% OF NET ASSETS
FEDERAL FARM CREDIT BANKS FUNDING CORP
(3 mo. US TBILL + 0.03%)	(a)	5.27%	07/05/23	07/13/23	300,000	300,000
(EFFR - 0.01%)	(a)	5.06%	07/03/23	07/21/23	900,000	900,000
(SOFR + 0.03%)	(a)	5.09%	07/03/23	08/28/23	300,000	300,000
		4.88%		09/25/23	600,000	599,997
(SOFR + 0.06%)	(a)	5.12%	07/03/23	11/07/23	200,000	200,000
(SOFR + 0.04%)	(a)	5.10%	07/03/23	11/28/23	500,000	500,000
(EFFR + 0.03%)	(a)	5.10%	07/03/23	12/08/23	100,000	100,000
(SOFR + 0.12%)	(a)	5.18%	07/03/23	12/08/23	300,000	300,079
(SOFR + 0.06%)	(a)	5.12%	07/03/23	12/13/23	200,000	200,000
(SOFR + 0.08%)	(a)	5.14%	07/03/23	04/26/24	300,000	300,000
(EFFR + 0.06%)	(a)	5.13%	07/03/23	06/24/24	300,000	300,000
(SOFR + 0.09%)	(a)	5.15%	07/03/23	07/01/24	500,000	500,000
(SOFR + 0.08%)	(a)	5.14%	07/03/23	07/22/24	300,000	299,901
(SOFR + 0.10%)	(a)	5.16%	07/03/23	08/08/24	100,000	100,000
(EFFR + 0.08%)	(a)	5.15%	07/03/23	08/12/24	400,000	400,042
(SOFR + 0.18%)	(a)	5.24%	07/03/23	10/16/24	800,000	800,217
(SOFR + 0.13%)	(a)	5.19%	07/03/23	11/01/24	700,000	700,000
(SOFR + 0.14%)	(a)	5.20%	07/03/23	11/07/24	300,000	300,000
(SOFR + 0.11%)	(a)	5.17%	07/03/23	12/26/24	600,000	599,656
(SOFR + 0.15%)	(a)	5.21%	07/03/23	01/03/25	300,000	300,000
(SOFR + 0.17%)	(a)	5.23%	07/03/23	01/23/25	200,000	200,000
(SOFR + 0.13%)	(a)	5.19%	07/03/23	03/07/25	400,000	400,000
(SOFR + 0.16%)	(a)	5.22%	07/03/23	05/02/25	1,100,000	1,100,000
(SOFR + 0.16%)	(a)	5.22%	07/03/23	05/15/25	100,000	100,000
(SOFR + 0.17%)	(a)	5.23%	07/03/23	06/02/25	700,000	700,000
(SOFR + 0.17%)	(a)	5.23%	07/03/23	06/30/25	600,000	600,000
(3 mo. US TBILL + 0.16%)	(a)	5.41%	07/03/23	06/30/25	700,000	700,000
FEDERAL HOME LOAN BANKS
(SOFR + 0.09%)	(a)	5.15%		07/03/23	500,000	500,000
(SOFR + 0.05%)	(a)	5.11%	07/03/23	07/13/23	700,000	700,000
	(b)	3.50%		07/14/23	700,000	700,000
		5.14%		07/19/23	700,000	698,413
(SOFR + 0.11%)	(a)	5.17%	07/03/23	07/21/23	500,000	500,000
		5.05%		07/25/23	1,600,000	1,595,150
See financial notes
7Schwab Government Money Market Portfolio | Semiannual Report

Schwab Government Money Market Portfolio
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		3.15%		07/27/23	400,000	400,000
		5.11%		07/27/23	2,400,000	2,391,904
(SOFR + 0.06%)	(a)	5.12%	07/03/23	07/27/23	600,000	600,000
		3.30%		07/28/23	400,000	400,000
		3.36%		08/01/23	300,000	299,212
	(b)	3.25%		08/04/23	700,000	700,000
(SOFR + 0.11%)	(a)	5.17%	07/03/23	08/18/23	500,000	500,000
		3.17%		08/22/23	300,000	300,000
		5.22%		08/23/23	1,900,000	1,886,138
		5.31%		08/23/23	100,000	99,256
		2.70%		08/28/23	100,000	99,592
		5.16%		08/28/23	2,400,000	2,380,997
		3.38%		09/01/23	600,000	599,718
		5.20%		09/01/23	500,000	499,968
		4.85%		09/05/23	100,000	99,170
(SOFR + 0.12%)	(a)	5.18%	07/03/23	09/06/23	1,500,000	1,500,000
		4.80%		09/08/23	600,000	600,000
		5.29%		09/15/23	100,000	98,931
		5.30%		09/15/23	400,000	395,708
(SOFR + 0.12%)	(a)	5.18%	07/03/23	09/20/23	1,300,000	1,300,000
(SOFR + 0.10%)	(a)	5.16%	07/03/23	09/21/23	600,000	600,000
		5.29%		09/22/23	500,000	494,150
		5.29%		09/26/23	700,000	691,405
(SOFR + 0.03%)	(a)	5.09%	07/03/23	10/03/23	1,200,000	1,200,000
		5.30%		10/04/23	900,000	887,887
		5.34%		10/04/23	100,000	98,644
		5.36%		10/04/23	500,000	493,193
(SOFR + 0.04%)	(a)	5.10%	07/03/23	10/06/23	700,000	700,000
		4.75%		10/24/23	100,000	100,000
		5.00%		11/01/23	300,000	299,983
		5.00%		11/09/23	100,000	99,996
		0.57%		11/24/23	200,000	196,605
		4.75%		11/24/23	200,000	199,777
(SOFR + 0.07%)	(a)	5.13%	07/03/23	11/24/23	500,000	500,000
(SOFR + 0.03%)	(a)	5.09%	07/03/23	11/28/23	1,200,000	1,200,000
(SOFR + 0.06%)	(a)	5.12%	07/03/23	11/28/23	500,000	500,000
		5.00%		01/26/24	300,000	300,000
		4.80%		02/06/24	900,000	900,000
		5.00%		02/09/24	800,000	800,000
		5.02%		02/09/24	600,000	582,394
(SOFR + 0.06%)	(a)	5.12%	07/03/23	02/16/24	700,000	700,000
		5.41%		03/08/24	1,200,000	1,200,000
	(b)	5.25%	09/20/23	03/20/24	100,000	100,000
		5.13%		04/17/24	400,000	400,000
		5.30%		04/19/24	500,000	500,000
		5.30%		05/22/24	250,000	250,000
		5.23%		05/28/24	600,000	600,000
		5.51%		07/12/24	600,000	600,000
(SOFR + 0.10%)	(a)	5.16%	07/03/23	07/26/24	700,000	700,000
		5.56%		07/29/24	500,000	500,000
See financial notes
Schwab Government Money Market Portfolio | Semiannual Report8

Schwab Government Money Market Portfolio
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(SOFR + 0.10%)	(a)	5.16%	07/03/23	09/04/24	500,000	500,000
(SOFR + 0.12%)	(a)	5.18%	07/03/23	11/18/24	400,000	400,000
(SOFR + 0.12%)	(a)	5.18%	07/03/23	05/01/25	400,000	400,000
(SOFR + 0.14%)	(a)	5.20%	07/03/23	05/19/25	1,200,000	1,200,000
FEDERAL HOME LOAN MORTGAGE CORPORATION
		0.25%		09/08/23	1,700,000	1,684,640
FEDERAL NATIONAL MORTGAGE ASSOCIATION
		0.25%		07/10/23	800,000	799,582
		5.00%		12/20/23	400,000	400,000
		5.17%		05/22/24	250,000	250,000
Total U.S. Government Agency Debt (Cost $53,672,305)						53,672,305

U.S. TREASURY DEBT 2.7% OF NET ASSETS
UNITED STATES TREASURY
		5.14%		07/27/23	400,000	398,637
		5.15%		08/08/23	400,000	397,956
		5.16%		08/08/23	500,000	497,440
		5.30%		10/24/23	800,000	786,917
		2.25%		04/30/24	500,000	487,606
		2.50%		04/30/24	500,000	488,603
		0.25%		06/15/24	800,000	762,118
(3 mo. US TBILL + 0.20%)	(a)	5.45%	07/03/23	01/31/25	1,800,000	1,802,857
(3 mo. US TBILL + 0.17%)	(a)	5.42%	07/03/23	04/30/25	500,000	500,189
Total U.S. Treasury Debt (Cost $6,122,323)						6,122,323

VARIABLE RATE DEMAND NOTES 0.3% OF NET ASSETS
FARR LIFE LLC
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2022 (LOC: FEDERAL HOME LOAN BANKS)	(c)	5.20%		07/07/23	600,000	600,000
Total Variable Rate Demand Notes (Cost $600,000)						600,000

INVESTMENT COMPANIES 0.0% OF NET ASSETS
MONEY MARKET FUNDS 0.0%
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND, PREMIER CLASS	(d)	5.03%		07/03/23	45,600	45,600
Total Investment Companies (Cost $45,600)						45,600
See financial notes
9Schwab Government Money Market Portfolio | Semiannual Report

Schwab Government Money Market Portfolio
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
REPURCHASE AGREEMENTS 73.7% OF NET ASSETS
U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENTS* 63.1%
BANCO SANTANDER SA
Issued 06/30/23, repurchase date 07/03/23		5.06%		07/03/23	1,000,422	1,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,030,007, 4.50% - 5.50%, due 10/01/52 - 04/01/53)
BANK OF MONTREAL
Issued 06/30/23, repurchase date 07/03/23		5.06%		07/03/23	20,008,433	20,000,000
(Collateralized by U.S. Government Agency Securities valued at $20,608,687, 3.50%, due 09/20/47 - 01/20/51)
BOFA SECURITIES INC
Issued 06/30/23, repurchase date 07/03/23		5.06%		07/03/23	1,000,422	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,038, 2.38%, due 03/31/29)
Issued 06/30/23, repurchase date 07/03/23		5.06%		07/03/23	30,012,650	30,000,000
(Collateralized by U.S. Government Agency Securities valued at $30,900,001, 3.53% - 3.88%, due 06/01/30 - 01/01/46)
DAIWA CAPITAL MARKETS AMERICA INC
Issued 06/30/23, repurchase date 07/03/23		5.06%		07/03/23	10,004,217	10,000,000
(Collateralized by U.S. Government Agency Securities valued at $10,400,000, 2.00% - 7.00%, due 06/01/38 - 07/01/53)
FICC - BANK OF NEW YORK
Issued 06/30/23, repurchase date 07/03/23		5.07%		07/03/23	3,001,268	3,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $3,060,327, 0.00% - 7.00%, due 04/18/24 - 02/15/43)
GOLDMAN SACHS & CO LLC
Issued 06/28/23, repurchase date 07/05/23		5.06%		07/05/23	1,000,984	1,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,020,000, 3.50%, due 08/01/46)
Issued 06/30/23, repurchase date 07/07/23		5.07%		07/07/23	1,000,986	1,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,020,000, 4.50% - 5.50%, due 07/01/31 - 11/20/52)
JP MORGAN SECURITIES LLC
Issued 06/30/23, repurchase date 07/03/23		5.06%		07/03/23	20,008,433	20,000,000
(Collateralized by U.S. Government Agency Securities valued at $20,600,001, 2.00% - 7.00%, due 07/01/24 - 07/01/53)
MIZUHO SECURITIES USA LLC
Issued 06/30/23, repurchase date 07/03/23		5.06%		07/03/23	20,008,433	20,000,000
(Collateralized by U.S. Treasury Securities valued at $20,400,075, 2.88%, due 05/15/49)
MUFG SECURITIES AMERICAS INC
Issued 06/30/23, repurchase date 07/03/23		5.06%		07/03/23	10,004,217	10,000,000
(Collateralized by U.S. Government Agency Securities valued at $10,400,000, 2.00% - 7.50%, due 01/01/24 - 11/01/51)
See financial notes
Schwab Government Money Market Portfolio | Semiannual Report10

Schwab Government Money Market Portfolio
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
NOMURA SECURITIES INTERNATIONAL INC
Issued 06/30/23, repurchase date 07/03/23		5.06%		07/03/23	10,004,217	10,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $10,271,141, 1.38% - 6.05%, due 03/31/29 - 06/20/53)
RBC DOMINION SECURITIES INC
Issued 06/30/23, repurchase date 07/03/23		5.06%		07/03/23	10,004,217	10,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $10,214,177, 0.00% - 7.50%, due 10/19/23 - 06/01/53)
TRUIST BANK
Issued 06/28/23, repurchase date 07/05/23		5.07%		07/05/23	1,000,986	1,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,040,000, 1.00% - 1.50%, due 09/25/50 - 02/25/51)
Issued 06/29/23, repurchase date 07/06/23		5.07%		07/06/23	1,000,986	1,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,040,008, 1.00% - 3.00%, due 09/25/50 - 02/25/52)
WELLS FARGO SECURITIES LLC
Issued 06/30/23, repurchase date 07/03/23		5.06%		07/03/23	2,000,843	2,000,000
(Collateralized by U.S. Government Agency Securities valued at $2,080,878, 6.00%, due 06/01/53)
						141,000,000
U.S. TREASURY REPURCHASE AGREEMENTS 10.6%
BARCLAYS BANK PLC
Issued 06/30/23, repurchase date 07/03/23		5.05%		07/03/23	1,703,493	1,702,776
(Collateralized by U.S. Treasury Securities valued at $1,737,659, 4.50%, due 05/15/38)
CITIGROUP GLOBAL MARKETS INC
Issued 06/30/23, repurchase date 07/03/23		5.05%		07/03/23	5,002,104	5,000,000
(Collateralized by U.S. Treasury Securities valued at $5,101,775, 0.25% - 4.00%, due 08/31/25 - 12/15/25)
Issued 06/27/23, repurchase date 07/03/23		5.06%		07/03/23	15,012,650	15,000,000
(Collateralized by U.S. Treasury Securities valued at $15,300,357, 1.63% - 3.88%, due 10/15/27 - 03/31/28)
See financial notes
11Schwab Government Money Market Portfolio | Semiannual Report

Schwab Government Money Market Portfolio
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
FICC - BANK OF NEW YORK
Issued 06/30/23, repurchase date 07/03/23		5.06%		07/03/23	2,000,843	2,000,000
(Collateralized by U.S. Treasury Securities valued at $2,040,071, 1.50%, due 11/30/28)
						23,702,776
Total Repurchase Agreements (Cost $164,702,776)						164,702,776
Total Investments in Securities (Cost $225,143,004)						225,143,004

*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
(a)	Variable rate security; rate shown is effective rate at period end.
(b)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(c)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread are shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(d)	The rate shown is the annualized 7-day yield.

EFFR —	Effective Federal Funds Rate is published daily by the Federal Reserve Bank of New York and is based on the interest rate financial institutions charge each other for overnight funds.
FICC —	Fixed Income Clearing Corp
LOC —	Letter of credit
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
US TBILL —	The reference rate is the weekly auction stop for the U.S. Treasury Bill.
VRDN —	Variable rate demand note

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
U.S. Government Agency Debt[1]	$—	$53,672,305	$—	$53,672,305
U.S. Treasury Debt[1]	—	6,122,323	—	6,122,323
Variable Rate Demand Notes[1]	—	600,000	—	600,000
Investment Companies[1]	45,600	—	—	45,600
Repurchase Agreements[1]	—	164,702,776	—	164,702,776
Total	$45,600	$225,097,404	$—	$225,143,004

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
See financial notes
Schwab Government Money Market Portfolio | Semiannual Report12

Schwab Government Money Market Portfolio
Statement of Assets and Liabilities

As of June 30, 2023; unaudited
Assets
Investments in securities, at cost and value - unaffiliated (Note 2a)		$60,440,228
Repurchase agreements, at cost and value — unaffiliated (Note 2a)		164,702,776
Receivables:
Fund shares sold		853,142
Interest	+	414,934
Total assets		226,411,080

Liabilities
Payables:
Investments bought		1,600,000
Fund shares redeemed		740,346
Distributions to shareholders		504,827
Investment adviser and administrator fees		37,628
Accrued expenses	+	59,650
Total liabilities		2,942,451
Net assets		$223,468,629

Net Assets by Source
Capital received from investors		$223,420,770
Total distributable earnings	+	47,859
Net assets		$223,468,629

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$223,468,629		223,467,595		$1.00

See financial notes
13Schwab Government Money Market Portfolio | Semiannual Report

Schwab Government Money Market Portfolio
Statement of Operations

For the period January 1, 2023 through June 30, 2023; unaudited
Investment Income
Interest received from securities - unaffiliated		$5,284,982

Expenses
Investment adviser and administrator fees		211,877
Portfolio accounting fees		36,106
Professional fees		15,850
Custodian fees		12,637
Independent trustees’ fees		6,839
Shareholder reports		3,283
Transfer agent fees		499
Other expenses	+	1,347
Total expenses	–	288,438
Net investment income		4,996,544

REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated		2,259
Increase in net assets resulting from operations		$4,998,803
See financial notes
Schwab Government Money Market Portfolio | Semiannual Report14

Schwab Government Money Market Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/23-6/30/23		1/1/22-12/31/22
Net investment income		$4,996,544	$3,179,851
Net realized gains	+	2,259	409
Increase in net assets from operations		$4,998,803	$3,180,260

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($4,996,954 )	($3,180,846 )

TRANSACTIONS IN FUND SHARES*
Shares sold		59,036,057	169,138,540
Shares reinvested		4,492,297	3,180,846
Shares redeemed	+	(63,215,211)	(134,081,228)
Net transactions in fund shares		313,143	38,238,158

NET ASSETS
Beginning of period		$223,153,637	$184,916,065
Total increase	+	314,992	38,237,572
End of period		$223,468,629	$223,153,637

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes
15Schwab Government Money Market Portfolio | Semiannual Report

Schwab Government Money Market Portfolio
Financial Notes, unaudited

1. Business Structure of the Fund:
Schwab Government Money Market Portfolio (the fund) is a series of Schwab Annuity Portfolios (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB ANNUITY PORTFOLIOS (ORGANIZED JANUARY 21, 1994)
Schwab Government Money Market Portfolio
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio
The fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund is available exclusively as an investment vehicle for variable annuity and variable life insurance contracts offered by separate accounts of participating life insurance companies, and in the future may be offered to pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended. At June 30, 2023, 100% of the fund’s shares were held through separate accounts of seven insurance companies. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates fair value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be fair valued as determined by the Valuation Designee. The Valuation Designee considers a number of factors, including unobservable market inputs when arriving at fair value and may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the
Schwab Government Money Market Portfolio | Semiannual Report16

Schwab Government Money Market Portfolio
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating pursuant to Rule 2a-7 under the 1940 Act are valued at amortized cost which approximates current fair value and are considered to be valued using Level 2 inputs.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of June 30, 2023, are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash and/or U.S. government securities. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its fair value is at least equal to the maturity amount under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of June 30, 2023, the fund had investments in repurchase agreements with a gross value of $164,702,776 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery and When-Issued Transactions: The fund may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in the fund’s Portfolio Holdings, if any. The fund may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. The fund complies with Rule 18f-4 under the 1940 Act, where money market funds are only permitted to invest in a security on a delayed-delivery or when-issued basis, or with a
17Schwab Government Money Market Portfolio | Semiannual Report

Schwab Government Money Market Portfolio
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
non-standard settlement cycle, and the transaction will be deemed not to involve a senior security, provided that, (i) the fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date. Pursuant to Rule 18f-4 portfolio securities are no longer required to be segregated as collateral to cover delayed-delivery or when-issued securities held within the fund.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date). Dividends and distributions are recorded on the date they are effective.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund’s net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(j) Regulatory Update:
Effective January 24, 2023, the U.S. Securities and Exchange Commission (SEC) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free
Schwab Government Money Market Portfolio | Semiannual Report18

Schwab Government Money Market Portfolio
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.
On July 12, 2023, the SEC adopted rule and form amendments that govern money market funds under the 1940 Act. These rule amendments will be effective on October 2, 2023, and are intended to address problems experienced by certain money market funds in connection with the economic shock at the onset of the COVID-19 pandemic.  Along with amendments related to liquidity thresholds, redemption fees and the removal of redemption gates, there are amendments that add reporting requirements for money market funds on Form N-CR and Form N-MFP.  There are various compliance dates for the amendments with the compliance date for the new reporting requirements on Form N-CR and Form N-MFP set for June 11, 2024.  At this time, management is evaluating the impact of the rule and form amendments on the Schwab Money Funds.

3. Risk Factors:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures, changes in interest rates, inflation/deflation, travel restrictions or quarantines; and significantly adversely impact the economy. Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and the fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Risk. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also could be low or even negative. In addition, the fund may be unable to pay expenses out of fund assets or maintain a stable $1.00 share price. Also, a change in a central bank’s monetary policy or economic conditions may result in a change in interest rates, which could have sudden and unpredictable effects on the markets. A sudden or unpredictable rise or decline in interest rates may cause volatility. Volatility in the market may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.
Stable Net Asset Value Risk. If the fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. The fund is permitted, among other things, to reduce or withhold any income and/or gains generated by the fund to maintain a stable $1.00 share price.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e. the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security.
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the fund to lose money or underperform. The fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations. Even though the fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
19Schwab Government Money Market Portfolio | Semiannual Report

Schwab Government Money Market Portfolio
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Certain U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency (FHFA) since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its investment objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Regulation Risk. The SEC and other regulatory agencies continue to review the regulation of money market funds. As of the date of this shareholder report, the SEC has proposed amendments to the rules that govern money market funds. These proposed amendments, if implemented, may affect the fund’s investment strategies, performance, yield, expenses, operations and continued viability.
Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Tax Diversification Risk. As described above, the fund intends to operate as a government money market fund under the regulations governing money market funds. Additionally, the fund intends to meet the diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Internal Revenue Code of 1986, as amended (the Diversification Requirements). To satisfy the Diversification Requirements applicable to variable annuity contracts, the value of the assets of the fund invested in securities issued by the U.S. government, its agencies or instrumentalities must remain below specified thresholds. For these purposes, each U.S. government agency or instrumentality is treated as a separate issuer.
Operating as a government money market fund may make it difficult for the fund to meet the Diversification Requirements. This difficulty may be exacerbated by the potential increase in demand for the types of securities in which the fund invests as a result of changes to the rules that govern SEC registered money market funds. A failure to satisfy the Diversification Requirements could have significant adverse tax consequences for variable life insurance and variable annuity contract owners whose contract values are determined by investment in the fund.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.19% of the fund’s average daily net assets.
Schwab Government Money Market Portfolio | Semiannual Report20

Schwab Government Money Market Portfolio
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Contractual Expense Limitation
The investment adviser and its affiliates have made an additional agreement with the fund, for so long as the investment adviser serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) to 0.34%.
Interfund Transactions
The fund may engage in transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended June 30, 2023, the fund had no direct security transactions with other funds in the Fund Complex.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), maturing September 28, 2023. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, maturing on September 28, 2023. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
As of June 30, 2023, the tax basis cost of the fund’s investments was $225,097,404 and the unrealized appreciation and depreciation were $45,600 and ($0), respectively, with a net unrealized appreciation of $45,600.
21Schwab Government Money Market Portfolio | Semiannual Report

Schwab Government Money Market Portfolio
Financial Notes, unaudited (continued)

7. Federal Income Taxes (continued):
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2023. The tax basis components of distributions paid during the fiscal year ended December 31, 2022 were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME	LONG-TERM CAPITAL GAINS
$3,180,746	$100
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of December 31, 2022, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the fund’s Statement of Operations. During the fiscal year ended December 31, 2022, the fund did not incur any interest or penalties.

8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab Government Money Market Portfolio | Semiannual Report22

Schwab Government Money Market Portfolio
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between Schwab Annuity Portfolios (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab Government Money Market Portfolio (the Fund), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Fund at meetings held on April 27, 2023 and June 6, 2023, and approved the renewal of the Agreement with respect to the Fund for an additional one-year term at the meeting on June 6, 2023 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Fund;
2.
the Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.
the Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered investments the investment adviser has made in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise in key areas (including portfolio management and trade operations), and improving business continuity, cybersecurity, due diligence, risk
23Schwab Government Money Market Portfolio | Semiannual Report

Schwab Government Money Market Portfolio
management processes, and information security programs, which are designed to provide enhanced services to the Fund and its shareholders. The Trustees considered Schwab’s overall financial condition and its reputation as a full service brokerage firm. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of portfolio yield and the market environment, as well as in consideration of the Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the Fund’s operation as a government money market fund within the meaning of Rule 2a-7 under the 1940 Act. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and the Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Fund and provision of services as well as the competitive marketplace for financial products. The Trustees considered the effects of the investment adviser’s and Schwab’s practice of historically using voluntary waivers (which the investment adviser will not recoup) to maintain a certain yield. The Trustees also considered fees charged by the investment adviser to other mutual funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Fund and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Fund, such as whether, by virtue of its management of the Fund, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Fund by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale and whether those are passed along to the Fund’s shareholders through (i) the enhancement of services provided to the Fund in return for fees paid, including through investments by the investment adviser in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Fund and its shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees acknowledged that the investment adviser invested in its infrastructure, as discussed above, over time and that the investment adviser’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Fund continue to increase as a result of regulatory or other developments. The Trustees considered that the investment adviser and its affiliates may employ contractual expense caps to protect shareholders from higher fees when fund assets are relatively small, for example, in the case of newer funds or funds with investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all
Schwab Government Money Market Portfolio | Semiannual Report24

Schwab Government Money Market Portfolio
important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
25Schwab Government Money Market Portfolio | Semiannual Report

Schwab Government Money Market Portfolio
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Annuity Portfolios, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 106 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	106	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	106	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	106	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	106	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	106	None
Schwab Government Money Market Portfolio | Semiannual Report26

Schwab Government Money Market Portfolio
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	106	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	106	None
27Schwab Government Money Market Portfolio | Semiannual Report

Schwab Government Money Market Portfolio

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)
Co-Chairman of the Board (July 2022 – present), Director and Chief
Executive Officer (Oct. 2008 – present) and President
(Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and
Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director
(May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director
(Apr. 2006 – present), Charles Schwab Bank, SSB; Director
(Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director
(July 2019 – present), Charles Schwab Trust Bank; Director
(May 2008 – present), Chief Executive Officer (Aug. 2017 – present) and
President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Director
(Oct. 2020 – present), TD Ameritrade Holding Corporation; Director
(July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.
		106	Director (2008 – present), The Charles Schwab Corporation
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)
President (Oct. 2021 – present) and Executive Vice President – Schwab
Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles
Schwab Corporation; President, Director (Oct. 2021 – present), Executive
Vice President – Schwab Asset Management Solutions
(July 2019 – Oct. 2021) and Senior Vice President – Advisory
(May 2016 – July 2019), Charles Schwab & Co., Inc.; President
(Nov. 2021 – present), Schwab Holdings, Inc.; Director
(Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive
Officer and President (Mar. 2018 – Oct. 2022), Charles Schwab Investment
Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and
President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive
Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.
		106	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2018)

Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer
(Jan. 2021 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab
Investment Management, Inc.; Senior Vice President (June 2020 – Mar. 2022) and Chief
Operating Officer (Jan. 2021 – Mar. 2022), Charles Schwab Investment Advisory, Inc.; Chief
Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee
(Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(May 2022 – present), Senior Vice President (Apr. 2019 – May 2022) and Senior Vice
President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), Charles
Schwab & Co., Inc.

Mark Fischer
1970
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2013)

Chief Operating Officer (Dec. 2020 – present) and Treasurer and Chief Financial Officer
(Jan. 2016 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(Mar. 2023 – present), Chief Financial Officer (Mar. 2020 – present) and Vice President
(Oct. 2013 – Mar. 2023), Charles Schwab Investment Management, Inc.

Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2023)

Treasurer and Chief Financial Officer (Jan. 2023 – present) and Assistant Treasurer
(Dec. 2015 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(Mar. 2023 – present), Vice President (Mar. 2022 – Mar. 2023) and Director
(Oct. 2015 – Mar. 2022), Charles Schwab Investment Management, Inc.

Schwab Government Money Market Portfolio | Semiannual Report28

Schwab Government Money Market Portfolio
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Omar Aguilar
1970
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Chief Executive Officer (Jan. 2022 – present), Chief Investment Officer (Apr. 2011 – present)
and Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment
Management, Inc.; Director, Chief Executive Officer and President (Oct. 2022 – present),
Charles Schwab Investment Advisory, Inc.; Vice President and Chief Investment Officer
(June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.

Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Managing Director (Mar. 2023 – present), Chief Investment Officer (Apr. 2011 – present) and
Senior Vice President (Apr. 2011 – Mar. 2023) Charles Schwab Investment Management, Inc.;
Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus
Trust and Schwab ETFs.

William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2021)

Managing Director (Mar. 2023 – present), Chief Investment Officer (Jan. 2020 – present) and
Senior Vice President (Jan. 2020 – Mar. 2023) Charles Schwab Investment
Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present),
Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment
Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment
Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018),
ThomasPartners, Inc.

Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and
Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios and Laudus Trust since 2005; Schwab Strategic
Trust since 2009)

Managing Director (Mar. 2023 – present), Chief Legal Officer (Mar. 2022 – present) and Vice
President (Sept. 2005 – Mar. 2023), Charles Schwab Investment Management, Inc.;
Managing Director (May 2022 – present) and Vice President (July 2005 – May 2022), Charles
Schwab & Co., Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk
(Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present),
Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021),
Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and
Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.

1
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
2
Mr. Bettinger and Mr. Wurster are Interested Trustees. Mr. Bettinger and Mr. Wurster are Interested Trustees because each owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
3
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
29Schwab Government Money Market Portfolio | Semiannual Report

Notes

Notes

Semiannual Report | June 30, 2023
Schwab S&P 500 Index Portfolio

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the Portfolio Holdings are sub-categories of Sector classifications.
Investment Adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM

Schwab S&P 500 Index Portfolio
Portfolio Management

Christopher Bliss, CFA, Managing Director and Head of Passive Equity Strategies for Schwab Asset
Management, is responsible for overseeing the investment process and portfolio management of investment strategies for passive equity Schwab Funds and Schwab ETFs, and Schwab Personalized Indexing™ separately managed accounts. Before joining Schwab in 2016, Mr. Bliss spent 12 years at BlackRock (formerly Barclays
Global Investors) managing and leading institutional index teams, most recently as a managing director and the head of the Americas institutional index team. In this role, Mr. Bliss was responsible for overseeing a team of portfolio managers managing domestic, developed international and emerging markets index strategies.
Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Jeremy Brown, CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the fund. Prior to joining Schwab in 2017, Mr. Brown spent six years with ALPS
Advisors, Inc. in Denver, most recently as a senior analyst on the ETF portfolio management and research team where he performed portfolio management, trading, and analytics/research functions for ALPS ETFs and passive funds. Additionally, Mr. Brown led a number of investment research, commentary, industry trend analysis, and sales and marketing support initiatives.

Ferian Juwono, CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the oversight and day-to-day co-management of the fund. Prior to joining Schwab in 2010, Mr. Juwono worked at
BlackRock (formerly Barclays Global Investors) where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and two years as a senior business analyst. Prior to that,
Mr. Juwono worked for more than four years as a senior financial analyst with Union Bank of California.

Agnes Zau, CFA, Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the fund. Prior to joining Schwab in 2018, Ms. Zau was at BlackRock for three years, most recently as a multi-asset portfolio investment consultant where she advised institutional clients on asset allocation and strategy, constructed risk decomposition and portfolio optimization, and conducted scenario analyses for the core multi-asset target risk strategies. She spent the preceding three years as a derivatives specialist at Mellon Capital.

Schwab S&P 500 Index Portfolio | Semiannual Report2

Schwab S&P 500 Index Portfolio

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab S&P 500 Index Portfolio (11/01/96)	16.85%	19.52%	12.26%	12.74%
S&P 500® Index	16.89%	19.59%	12.31%	12.86%
Fund Category: Morningstar Large-Cap Blend[2]	14.72%	17.82%	10.97%	11.84%
Fund Expense Ratio[3]: 0.03%

All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
Index ownership — “Standard & Poor’s®,” “S&P®,” and “S&P 500®” are registered trademarks of Standard & Poor’s Financial Services LLC (S&P), and “Dow Jones®” is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones) and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by Charles Schwab Investment Management, Inc. The “S&P 500® Index” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by Charles Schwab Investment Managment, Inc. The Schwab S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in the fund.
1
Fund performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus.
3Schwab S&P 500 Index Portfolio | Semiannual Report

Schwab S&P 500 Index Portfolio
Performance and Fund Facts as of June 30, 2023

Statistics1
Number of Holdings	503
Weighted Average Market Cap ($ x 1,000,000)	$680,840
Price/Earnings Ratio (P/E)	23.6
Price/Book Ratio (P/B)	4.1
Portfolio Turnover Rate	2% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
1
Excludes derivatives.
2
Not annualized.
3
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
4
This list is not a recommendation of any security by the investment adviser.
Schwab S&P 500 Index Portfolio | Semiannual Report4

Schwab S&P 500 Index Portfolio
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2023 and held through June 30, 2023.
The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED) [1]	BEGINNING ACCOUNT VALUE AT 1/1/23	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 6/30/23	EXPENSES PAID DURING PERIOD 1/1/23-6/30/23 [2]
Schwab S&P 500 Index Portfolio
Actual Return	0.03%	$1,000.00	$1,168.50	$0.16
Hypothetical 5% Return	0.03%	$1,000.00	$1,024.65	$0.15

[1]	Based on the most recent six-month expense ratio.
[2]
Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days in the period, and divided by 365 days in the fiscal year.

5Schwab S&P 500 Index Portfolio | Semiannual Report

Schwab S&P 500 Index Portfolio
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/23– 6/30/23*	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18
Per-Share Data
Net asset value at beginning of period	$56.38	$70.41	$55.41	$47.48	$37.10	$39.51
Income (loss) from investment operations:
Net investment income (loss)[1]	0.50	0.95	0.85	0.96	0.91	0.82
Net realized and unrealized gains (losses)	9.00	(13.73)	14.94	7.58	10.64	(2.51)
Total from investment operations	9.50	(12.78)	15.79	8.54	11.55	(1.69)
Less distributions:
Distributions from net investment income	(0.90)	(0.77)	(0.79)	(0.53)	(0.78)	(0.68)
Distributions from net realized gains	—	(0.48)	—	(0.08)	(0.39)	(0.04)
Total distributions	(0.90)	(1.25)	(0.79)	(0.61)	(1.17)	(0.72)
Net asset value at end of period	$64.98	$56.38	$70.41	$55.41	$47.48	$37.10
Total return	16.85%[2]	(18.12%)	28.67%	18.28%	31.48%	(4.40%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%[3]	0.03%[4]	0.03%	0.03%	0.03%	0.03%
Net investment income (loss)	1.68%[3]	1.59%	1.35%	2.03%	2.13%	2.03%
Portfolio turnover rate	2%[2]	9%	13%	14%	6%	5%
Net assets, end of period (x 1,000,000)	$1,722	$2,430	$1,468	$947	$588	$340

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab S&P 500 Index Portfolio | Semiannual Report6

Schwab S&P 500 Index Portfolio
Portfolio Holdings  as of June 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, typically 60-80 days after the end of the fund’s fiscal quarter.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 2.3%
Aptiv plc *	12,475	1,273,573
BorgWarner, Inc.	10,812	528,815
Ford Motor Co.	181,577	2,747,260
General Motors Co.	64,223	2,476,439
Tesla, Inc. *	124,472	32,583,035
		39,609,122

Banks 3.0%
Bank of America Corp.	320,321	9,190,010
Citigroup, Inc.	89,935	4,140,607
Citizens Financial Group, Inc.	22,389	583,905
Comerica, Inc.	6,053	256,405
Fifth Third Bancorp	31,386	822,627
Huntington Bancshares, Inc.	66,846	720,600
JPMorgan Chase & Co.	135,014	19,636,436
KeyCorp	43,137	398,586
M&T Bank Corp.	7,680	950,477
Regions Financial Corp.	43,442	774,136
The PNC Financial Services Group, Inc.	18,435	2,321,888
Truist Financial Corp.	61,505	1,866,677
U.S. Bancorp	64,435	2,128,932
Wells Fargo & Co.	173,351	7,398,621
Zions Bancorp NA	6,916	185,764
		51,375,671

Capital Goods 5.6%
3M Co.	25,487	2,550,994
A.O. Smith Corp.	5,767	419,722
Allegion plc	4,058	487,041
AMETEK, Inc.	10,636	1,721,756
Axon Enterprise, Inc. *	3,250	634,140
Carrier Global Corp.	38,543	1,915,972
Caterpillar, Inc.	23,812	5,858,943
Cummins, Inc.	6,532	1,601,385
Deere & Co.	12,460	5,048,667
Dover Corp.	6,475	956,034
Eaton Corp. plc	18,422	3,704,664
Emerson Electric Co.	26,400	2,386,296
Fastenal Co.	26,343	1,553,973
Fortive Corp.	16,367	1,223,761
Generac Holdings, Inc. *	2,880	429,494
General Dynamics Corp.	10,388	2,234,978
General Electric Co.	50,302	5,525,675
Honeywell International, Inc.	30,742	6,378,965
Howmet Aerospace, Inc.	17,032	844,106
Huntington Ingalls Industries, Inc.	1,841	419,012
IDEX Corp.	3,499	753,195
Illinois Tool Works, Inc.	12,780	3,197,045
Ingersoll Rand, Inc.	18,728	1,224,062
Johnson Controls International plc	31,686	2,159,084
L3Harris Technologies, Inc.	8,762	1,715,337
Lockheed Martin Corp.	10,413	4,793,937
Masco Corp.	10,424	598,129
Nordson Corp.	2,482	615,983
SECURITY	NUMBER OF SHARES	VALUE ($)
Northrop Grumman Corp.	6,595	3,006,001
Otis Worldwide Corp.	19,086	1,698,845
PACCAR, Inc.	24,130	2,018,474
Parker-Hannifin Corp.	5,926	2,311,377
Pentair plc	7,598	490,831
Quanta Services, Inc.	6,720	1,320,144
Raytheon Technologies Corp.	67,500	6,612,300
Rockwell Automation, Inc.	5,302	1,746,744
Snap-on, Inc.	2,453	706,930
Stanley Black & Decker, Inc.	7,092	664,591
Textron, Inc.	9,343	631,867
The Boeing Co. *	26,126	5,516,766
Trane Technologies plc	10,541	2,016,072
TransDigm Group, Inc.	2,410	2,154,950
United Rentals, Inc.	3,179	1,415,831
W.W. Grainger, Inc.	2,063	1,626,861
Westinghouse Air Brake Technologies Corp.	8,298	910,042
Xylem, Inc.	11,033	1,242,536
		97,043,512

Commercial & Professional Services 1.3%
Automatic Data Processing, Inc.	19,093	4,196,451
Broadridge Financial Solutions, Inc.	5,462	904,671
Ceridian HCM Holding, Inc. *	7,186	481,246
Cintas Corp.	3,992	1,984,343
Copart, Inc. *	19,800	1,805,958
CoStar Group, Inc. *	18,853	1,677,917
Equifax, Inc.	5,656	1,330,857
Jacobs Solutions, Inc.	5,874	698,360
Leidos Holdings, Inc.	6,318	559,017
Paychex, Inc.	14,809	1,656,683
Paycom Software, Inc.	2,251	723,111
Republic Services, Inc.	9,483	1,452,511
Robert Half International, Inc.	4,975	374,220
Rollins, Inc.	10,688	457,767
Verisk Analytics, Inc.	6,681	1,510,106
Waste Management, Inc.	17,109	2,967,043
		22,780,261

Consumer Discretionary Distribution & Retail 5.5%
Advance Auto Parts, Inc.	2,739	192,552
Amazon.com, Inc. *	412,424	53,763,592
AutoZone, Inc. *	850	2,119,356
Bath & Body Works, Inc.	10,553	395,737
Best Buy Co., Inc.	8,965	734,682
CarMax, Inc. *	7,327	613,270
eBay, Inc.	24,643	1,101,296
Etsy, Inc. *	5,712	483,292
Genuine Parts Co.	6,482	1,096,949
LKQ Corp.	11,724	683,157
Lowe’s Cos., Inc.	27,556	6,219,389
O'Reilly Automotive, Inc. *	2,813	2,687,259
Pool Corp.	1,809	677,724
Ross Stores, Inc.	15,799	1,771,542
The Home Depot, Inc.	46,792	14,535,467
The TJX Cos., Inc.	53,207	4,511,421
Tractor Supply Co.	5,057	1,118,103
See financial notes
7Schwab S&P 500 Index Portfolio | Semiannual Report

Schwab S&P 500 Index Portfolio
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Ulta Beauty, Inc. *	2,319	1,091,310
		93,796,098

Consumer Durables & Apparel 0.8%
D.R. Horton, Inc.	14,338	1,744,791
Garmin Ltd.	7,084	738,790
Hasbro, Inc.	5,999	388,555
Lennar Corp., Class A	11,707	1,467,004
Mohawk Industries, Inc. *	2,436	251,298
Newell Brands, Inc.	17,400	151,380
NIKE, Inc., Class B	56,929	6,283,254
NVR, Inc. *	141	895,438
PulteGroup, Inc.	10,282	798,706
Ralph Lauren Corp.	1,898	234,024
Tapestry, Inc.	10,739	459,629
VF Corp.	15,268	291,466
Whirlpool Corp.	2,518	374,653
		14,078,988

Consumer Services 2.1%
Booking Holdings, Inc. *	1,706	4,606,763
Caesars Entertainment, Inc. *	9,913	505,265
Carnival Corp. *	46,501	875,614
Chipotle Mexican Grill, Inc. *	1,274	2,725,086
Darden Restaurants, Inc.	5,592	934,311
Domino’s Pizza, Inc.	1,635	550,979
Expedia Group, Inc. *	6,602	722,193
Hilton Worldwide Holdings, Inc.	12,218	1,778,330
Las Vegas Sands Corp. *	15,212	882,296
Marriott International, Inc., Class A	11,907	2,187,197
McDonald’s Corp.	33,734	10,066,563
MGM Resorts International	13,976	613,826
Norwegian Cruise Line Holdings Ltd. *	19,474	423,949
Royal Caribbean Cruises Ltd. *	10,181	1,056,177
Starbucks Corp.	52,965	5,246,713
Wynn Resorts Ltd.	4,764	503,126
Yum! Brands, Inc.	12,926	1,790,897
		35,469,285

Consumer Staples Distribution & Retail 1.8%
Costco Wholesale Corp.	20,491	11,031,945
Dollar General Corp.	10,114	1,717,155
Dollar Tree, Inc. *	9,590	1,376,165
Sysco Corp.	23,389	1,735,464
Target Corp.	21,327	2,813,031
The Kroger Co.	30,125	1,415,875
Walgreens Boots Alliance, Inc.	33,157	944,643
Walmart, Inc.	64,812	10,187,150
		31,221,428

Energy 4.1%
APA Corp.	14,294	488,426
Baker Hughes Co.	46,697	1,476,092
Chevron Corp.	80,521	12,669,979
ConocoPhillips	55,911	5,792,939
Coterra Energy, Inc.	35,074	887,372
Devon Energy Corp.	29,608	1,431,251
Diamondback Energy, Inc.	8,385	1,101,454
EOG Resources, Inc.	27,022	3,092,398
EQT Corp.	16,691	686,501
Exxon Mobil Corp.	186,801	20,034,407
Halliburton Co.	41,770	1,377,992
Hess Corp.	12,766	1,735,538
Kinder Morgan, Inc.	91,014	1,567,261
SECURITY	NUMBER OF SHARES	VALUE ($)
Marathon Oil Corp.	28,602	658,418
Marathon Petroleum Corp.	19,598	2,285,127
Occidental Petroleum Corp.	33,176	1,950,749
ONEOK, Inc.	20,627	1,273,098
Phillips 66	21,190	2,021,102
Pioneer Natural Resources Co.	10,797	2,236,922
Schlumberger N.V.	65,859	3,234,994
Targa Resources Corp.	10,464	796,310
The Williams Cos., Inc.	56,228	1,834,720
Valero Energy Corp.	16,692	1,957,972
		70,591,022

Equity Real Estate Investment Trusts (REITs) 2.3%
Alexandria Real Estate Equities, Inc.	7,291	827,456
American Tower Corp.	21,529	4,175,334
AvalonBay Communities, Inc.	6,575	1,244,450
Boston Properties, Inc.	6,594	379,749
Camden Property Trust	4,946	538,471
Crown Castle, Inc.	20,030	2,282,218
Digital Realty Trust, Inc.	13,442	1,530,641
Equinix, Inc.	4,320	3,386,621
Equity Residential	15,789	1,041,600
Essex Property Trust, Inc.	2,963	694,231
Extra Space Storage, Inc.	6,254	930,908
Federal Realty Investment Trust	3,381	327,179
Healthpeak Properties, Inc.	25,261	507,746
Host Hotels & Resorts, Inc.	32,724	550,745
Invitation Homes, Inc.	26,916	925,910
Iron Mountain, Inc.	13,504	767,297
Kimco Realty Corp.	28,527	562,552
Mid-America Apartment Communities, Inc.	5,402	820,348
Prologis, Inc.	42,654	5,230,660
Public Storage	7,307	2,132,767
Realty Income Corp.	31,057	1,856,898
Regency Centers Corp.	7,112	439,308
SBA Communications Corp.	5,017	1,162,740
Simon Property Group, Inc.	15,094	1,743,055
UDR, Inc.	14,285	613,684
Ventas, Inc.	18,523	875,582
VICI Properties, Inc.	46,325	1,455,995
Welltower, Inc.	22,948	1,856,264
Weyerhaeuser Co.	33,907	1,136,224
		39,996,633

Financial Services 7.3%
American Express Co.	27,475	4,786,145
Ameriprise Financial, Inc.	4,808	1,597,025
Berkshire Hathaway, Inc., Class B *	82,395	28,096,695
BlackRock, Inc.	6,921	4,783,380
Capital One Financial Corp.	17,631	1,928,302
Cboe Global Markets, Inc.	4,868	671,833
CME Group, Inc.	16,625	3,080,446
Discover Financial Services	11,713	1,368,664
FactSet Research Systems, Inc.	1,775	711,154
Fidelity National Information Services, Inc.	27,339	1,495,443
Fiserv, Inc. *	28,517	3,597,420
FleetCor Technologies, Inc. *	3,419	858,442
Franklin Resources, Inc.	13,194	352,412
Global Payments, Inc.	12,105	1,192,585
Intercontinental Exchange, Inc.	25,877	2,926,171
Invesco Ltd.	21,031	353,531
Jack Henry & Associates, Inc.	3,373	564,404
MarketAxess Holdings, Inc.	1,740	454,871
Mastercard, Inc., Class A	38,661	15,205,371
See financial notes
Schwab S&P 500 Index Portfolio | Semiannual Report8

Schwab S&P 500 Index Portfolio
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Moody's Corp.	7,291	2,535,226
Morgan Stanley	60,206	5,141,592
MSCI, Inc.	3,696	1,734,496
Nasdaq, Inc.	15,689	782,097
Northern Trust Corp.	9,650	715,451
PayPal Holdings, Inc. *	51,546	3,439,665
Raymond James Financial, Inc.	8,832	916,497
S&P Global, Inc.	15,158	6,076,691
State Street Corp.	15,479	1,132,753
Synchrony Financial	19,851	673,346
T. Rowe Price Group, Inc.	10,399	1,164,896
The Bank of New York Mellon Corp.	33,254	1,480,468
The Charles Schwab Corp. (a)	68,166	3,863,649
The Goldman Sachs Group, Inc.	15,364	4,955,505
Visa, Inc., Class A	74,767	17,755,667
		126,392,293

Food, Beverage & Tobacco 3.3%
Altria Group, Inc.	82,461	3,735,483
Archer-Daniels-Midland Co.	25,158	1,900,939
Brown-Forman Corp., Class B	8,448	564,157
Bunge Ltd.	6,974	657,997
Campbell Soup Co.	9,273	423,869
Conagra Brands, Inc.	22,081	744,571
Constellation Brands, Inc., Class A	7,448	1,833,176
General Mills, Inc.	27,134	2,081,178
Hormel Foods Corp.	13,377	538,023
Kellogg Co.	11,900	802,060
Keurig Dr Pepper, Inc.	38,931	1,217,372
Lamb Weston Holdings, Inc.	6,746	775,453
McCormick & Co., Inc. Non Voting Shares	11,558	1,008,204
Molson Coors Beverage Co., Class B	8,686	571,886
Mondelez International, Inc., Class A	62,909	4,588,582
Monster Beverage Corp. *	35,282	2,026,598
PepsiCo, Inc.	63,658	11,790,735
Philip Morris International, Inc.	71,710	7,000,330
The Coca-Cola Co.	179,839	10,829,905
The Hershey Co.	6,798	1,697,461
The JM Smucker Co.	4,937	729,047
The Kraft Heinz Co.	36,793	1,306,152
Tyson Foods, Inc., Class A	13,225	675,004
		57,498,182

Health Care Equipment & Services 5.8%
Abbott Laboratories	80,343	8,758,994
Align Technology, Inc. *	3,295	1,165,244
AmerisourceBergen Corp.	7,472	1,437,837
Baxter International, Inc.	23,425	1,067,243
Becton Dickinson & Co.	13,121	3,464,075
Boston Scientific Corp. *	66,415	3,592,387
Cardinal Health, Inc.	11,784	1,114,413
Centene Corp. *	25,343	1,709,385
CVS Health Corp.	59,230	4,094,570
DaVita, Inc. *	2,539	255,093
Dentsply Sirona, Inc.	9,795	391,996
DexCom, Inc. *	17,908	2,301,357
Edwards Lifesciences Corp. *	28,005	2,641,711
Elevance Health, Inc.	10,952	4,865,864
GE HealthCare Technologies, Inc.	18,066	1,467,655
HCA Healthcare, Inc.	9,530	2,892,164
Henry Schein, Inc. *	6,067	492,034
Hologic, Inc. *	11,397	922,815
Humana, Inc.	5,772	2,580,834
IDEXX Laboratories, Inc. *	3,832	1,924,545
Insulet Corp. *	3,227	930,473
SECURITY	NUMBER OF SHARES	VALUE ($)
Intuitive Surgical, Inc. *	16,188	5,535,325
Laboratory Corp. of America Holdings	4,102	989,936
McKesson Corp.	6,264	2,676,670
Medtronic plc	61,469	5,415,419
Molina Healthcare, Inc. *	2,700	813,348
Quest Diagnostics, Inc.	5,187	729,085
ResMed, Inc.	6,780	1,481,430
STERIS plc	4,597	1,034,233
Stryker Corp.	15,608	4,761,845
Teleflex, Inc.	2,167	524,479
The Cigna Group	13,668	3,835,241
The Cooper Cos., Inc.	2,290	878,055
UnitedHealth Group, Inc.	43,016	20,675,210
Universal Health Services, Inc., Class B	2,914	459,742
Zimmer Biomet Holdings, Inc.	9,620	1,400,672
		99,281,379

Household & Personal Products 1.5%
Church & Dwight Co., Inc.	11,308	1,133,401
Colgate-Palmolive Co.	38,334	2,953,251
Kimberly-Clark Corp.	15,583	2,151,389
The Clorox Co.	5,724	910,345
The Estee Lauder Cos., Inc., Class A	10,710	2,103,230
The Procter & Gamble Co.	108,894	16,523,575
		25,775,191

Insurance 2.1%
Aflac, Inc.	25,372	1,770,966
American International Group, Inc.	33,416	1,922,757
Aon plc, Class A	9,436	3,257,307
Arch Capital Group Ltd. *	17,239	1,290,339
Arthur J. Gallagher & Co.	9,890	2,171,547
Assurant, Inc.	2,441	306,883
Brown & Brown, Inc.	10,854	747,189
Chubb Ltd.	19,139	3,685,406
Cincinnati Financial Corp.	7,277	708,198
Everest Re Group Ltd.	1,985	678,592
Globe Life, Inc.	4,112	450,757
Lincoln National Corp.	7,120	183,411
Loews Corp.	8,753	519,753
Marsh & McLennan Cos., Inc.	22,860	4,299,509
MetLife, Inc.	29,690	1,678,376
Principal Financial Group, Inc.	10,442	791,921
Prudential Financial, Inc.	16,863	1,487,654
The Allstate Corp.	12,169	1,326,908
The Hartford Financial Services Group, Inc.	14,359	1,034,135
The Progressive Corp.	27,046	3,580,079
The Travelers Cos., Inc.	10,663	1,851,737
W.R. Berkley Corp.	9,242	550,453
Willis Towers Watson plc	4,909	1,156,069
		35,449,946

Materials 2.5%
Air Products and Chemicals, Inc.	10,263	3,074,076
Albemarle Corp.	5,433	1,212,048
Amcor plc	68,133	679,967
Avery Dennison Corp.	3,741	642,704
Ball Corp.	14,559	847,479
Celanese Corp.	4,606	533,375
CF Industries Holdings, Inc.	8,991	624,155
Corteva, Inc.	32,821	1,880,643
Dow, Inc.	32,648	1,738,832
DuPont de Nemours, Inc.	21,176	1,512,813
Eastman Chemical Co.	5,487	459,372
See financial notes
9Schwab S&P 500 Index Portfolio | Semiannual Report

Schwab S&P 500 Index Portfolio
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Ecolab, Inc.	11,439	2,135,547
FMC Corp.	5,770	602,042
Freeport-McMoRan, Inc.	66,216	2,648,640
International Flavors & Fragrances, Inc.	11,811	940,037
International Paper Co.	16,063	510,964
Linde PLC	22,621	8,620,411
LyondellBasell Industries N.V., Class A	11,746	1,078,635
Martin Marietta Materials, Inc.	2,868	1,324,127
Newmont Corp.	36,671	1,564,385
Nucor Corp.	11,606	1,903,152
Packaging Corp. of America	4,162	550,050
PPG Industries, Inc.	10,862	1,610,835
Sealed Air Corp.	6,682	267,280
Steel Dynamics, Inc.	7,432	809,568
The Mosaic Co.	15,380	538,300
The Sherwin-Williams Co.	10,844	2,879,299
Vulcan Materials Co.	6,158	1,388,260
Westrock Co.	11,759	341,834
		42,918,830

Media & Entertainment 7.4%
Activision Blizzard, Inc. *	33,051	2,786,199
Alphabet, Inc., Class A *	274,483	32,855,615
Alphabet, Inc., Class C *	236,107	28,561,864
Charter Communications, Inc., Class A *	4,796	1,761,906
Comcast Corp., Class A	192,178	7,984,996
Electronic Arts, Inc.	12,023	1,559,383
Fox Corp., Class A	12,431	422,654
Fox Corp., Class B	6,367	203,044
Live Nation Entertainment, Inc. *	6,666	607,339
Match Group, Inc. *	12,905	540,074
Meta Platforms, Inc., Class A *	102,204	29,330,504
Netflix, Inc. *	20,538	9,046,784
News Corp., Class A	17,664	344,448
News Corp., Class B	5,446	107,395
Omnicom Group, Inc.	9,186	874,048
Paramount Global, Class B	23,337	371,292
Take-Two Interactive Software, Inc. *	7,342	1,080,449
The Interpublic Group of Cos., Inc.	17,819	687,457
The Walt Disney Co. *	84,427	7,537,642
Warner Bros Discovery, Inc. *	102,227	1,281,927
		127,945,020

Pharmaceuticals, Biotechnology & Life Sciences 7.6%
AbbVie, Inc.	81,515	10,982,516
Agilent Technologies, Inc.	13,649	1,641,292
Amgen, Inc.	24,688	5,481,230
Biogen, Inc. *	6,685	1,904,222
Bio-Rad Laboratories, Inc., Class A *	981	371,917
Bio-Techne Corp.	7,266	593,124
Bristol-Myers Squibb Co.	97,061	6,207,051
Catalent, Inc. *	8,321	360,799
Charles River Laboratories International, Inc. *	2,375	499,344
Danaher Corp.	30,687	7,364,880
Eli Lilly & Co.	36,402	17,071,810
Gilead Sciences, Inc.	57,626	4,441,236
Illumina, Inc. *	7,295	1,367,740
Incyte Corp. *	8,550	532,238
IQVIA Holdings, Inc. *	8,568	1,925,829
Johnson & Johnson	120,068	19,873,655
Merck & Co., Inc.	117,232	13,527,400
Mettler-Toledo International, Inc. *	1,017	1,333,938
Moderna, Inc. *	15,162	1,842,183
Organon & Co.	11,747	244,455
Pfizer, Inc.	260,821	9,566,914
SECURITY	NUMBER OF SHARES	VALUE ($)
Regeneron Pharmaceuticals, Inc. *	4,984	3,581,203
Revvity, Inc.	5,792	688,032
Thermo Fisher Scientific, Inc.	17,824	9,299,672
Vertex Pharmaceuticals, Inc. *	11,898	4,187,025
Viatris, Inc.	55,478	553,670
Waters Corp. *	2,726	726,588
West Pharmaceutical Services, Inc.	3,437	1,314,549
Zoetis, Inc.	21,347	3,676,167
		131,160,679

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A *	14,392	1,161,578

Semiconductors & Semiconductor Equipment 7.4%
Advanced Micro Devices, Inc. *	74,400	8,474,904
Analog Devices, Inc.	23,369	4,552,515
Applied Materials, Inc.	39,040	5,642,842
Broadcom, Inc.	19,263	16,709,304
Enphase Energy, Inc. *	6,345	1,062,661
First Solar, Inc. *	4,600	874,414
Intel Corp.	192,707	6,444,122
KLA Corp.	6,338	3,074,057
Lam Research Corp.	6,206	3,989,589
Microchip Technology, Inc.	25,301	2,266,716
Micron Technology, Inc.	50,561	3,190,905
Monolithic Power Systems, Inc.	2,086	1,126,920
NVIDIA Corp.	114,262	48,335,111
NXP Semiconductors N.V.	11,997	2,455,546
ON Semiconductor Corp. *	19,938	1,885,736
Qorvo, Inc. *	4,614	470,766
QUALCOMM, Inc.	51,468	6,126,751
Skyworks Solutions, Inc.	7,368	815,564
SolarEdge Technologies, Inc. *	2,609	701,951
Teradyne, Inc.	7,145	795,453
Texas Instruments, Inc.	41,935	7,549,139
		126,544,966

Software & Services 11.4%
Accenture plc, Class A	29,177	9,003,439
Adobe, Inc. *	21,193	10,363,165
Akamai Technologies, Inc. *	7,049	633,494
ANSYS, Inc. *	4,009	1,324,052
Autodesk, Inc. *	9,881	2,021,751
Cadence Design Systems, Inc. *	12,597	2,954,248
Cognizant Technology Solutions Corp., Class A	23,428	1,529,380
DXC Technology Co. *	10,517	281,014
EPAM Systems, Inc. *	2,681	602,555
Fair Isaac Corp. *	1,156	935,447
Fortinet, Inc. *	30,105	2,275,637
Gartner, Inc. *	3,646	1,277,230
Gen Digital, Inc.	26,283	487,550
International Business Machines Corp.	41,957	5,614,266
Intuit, Inc.	12,961	5,938,601
Microsoft Corp.	343,533	116,986,728
Oracle Corp.	71,101	8,467,418
Palo Alto Networks, Inc. *	13,981	3,572,285
PTC, Inc. *	4,934	702,108
Roper Technologies, Inc.	4,924	2,367,459
Salesforce, Inc. *	45,232	9,555,712
ServiceNow, Inc. *	9,413	5,289,824
Synopsys, Inc. *	7,035	3,063,109
Tyler Technologies, Inc. *	1,942	808,785
See financial notes
Schwab S&P 500 Index Portfolio | Semiannual Report10

Schwab S&P 500 Index Portfolio
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
VeriSign, Inc. *	4,185	945,685
		197,000,942

Technology Hardware & Equipment 9.4%
Amphenol Corp., Class A	27,494	2,335,615
Apple Inc.	683,093	132,499,549
Arista Networks, Inc. *	11,527	1,868,066
CDW Corp.	6,227	1,142,654
Cisco Systems, Inc.	189,286	9,793,658
Corning, Inc.	35,276	1,236,071
F5, Inc. *	2,776	406,018
Hewlett Packard Enterprise Co.	59,991	1,007,849
HP, Inc.	40,128	1,232,331
Juniper Networks, Inc.	14,803	463,778
Keysight Technologies, Inc. *	8,216	1,375,769
Motorola Solutions, Inc.	7,744	2,271,160
NetApp, Inc.	9,888	755,443
Seagate Technology Holdings plc	8,870	548,787
TE Connectivity Ltd.	14,562	2,041,010
Teledyne Technologies, Inc. *	2,178	895,398
Trimble, Inc. *	11,393	603,145
Western Digital Corp. *	14,812	561,819
Zebra Technologies Corp., Class A *	2,385	705,555
		161,743,675

Telecommunication Services 0.9%
AT&T, Inc.	330,315	5,268,524
T-Mobile US, Inc. *	26,612	3,696,407
Verizon Communications, Inc.	194,247	7,224,046
		16,188,977

Transportation 1.6%
Alaska Air Group, Inc. *	5,886	313,017
American Airlines Group, Inc. *	30,037	538,864
C.H. Robinson Worldwide, Inc.	5,383	507,886
CSX Corp.	93,911	3,202,365
Delta Air Lines, Inc. *	29,748	1,414,220
Expeditors International of Washington, Inc.	7,078	857,358
FedEx Corp.	10,681	2,647,820
JB Hunt Transport Services, Inc.	3,833	693,888
Norfolk Southern Corp.	10,514	2,384,155
Old Dominion Freight Line, Inc.	4,152	1,535,202
Southwest Airlines Co.	27,544	997,368
Union Pacific Corp.	28,169	5,763,941
United Airlines Holdings, Inc. *	15,184	833,146
United Parcel Service, Inc., Class B	33,483	6,001,828
		27,691,058

SECURITY	NUMBER OF SHARES	VALUE ($)
Utilities 2.6%
Alliant Energy Corp.	11,591	608,296
Ameren Corp.	12,158	992,944
American Electric Power Co., Inc.	23,777	2,002,023
American Water Works Co., Inc.	8,978	1,281,609
Atmos Energy Corp.	6,690	778,315
CenterPoint Energy, Inc.	29,214	851,588
CMS Energy Corp.	13,506	793,477
Consolidated Edison, Inc.	15,988	1,445,315
Constellation Energy Corp.	14,996	1,372,884
Dominion Energy, Inc.	38,609	1,999,560
DTE Energy Co.	9,542	1,049,811
Duke Energy Corp.	35,623	3,196,808
Edison International	17,659	1,226,418
Entergy Corp.	9,792	953,447
Evergy, Inc.	10,639	621,530
Eversource Energy	16,155	1,145,713
Exelon Corp.	45,921	1,870,821
FirstEnergy Corp.	25,199	979,737
NextEra Energy, Inc.	93,490	6,936,958
NiSource, Inc.	19,139	523,452
NRG Energy, Inc.	10,648	398,129
PG&E Corp. *	74,543	1,288,103
Pinnacle West Capital Corp.	5,223	425,466
PPL Corp.	33,934	897,894
Public Service Enterprise Group, Inc.	23,017	1,441,094
Sempra Energy	14,532	2,115,714
The AES Corp.	30,999	642,609
The Southern Co.	50,395	3,540,249
WEC Energy Group, Inc.	14,546	1,283,539
Xcel Energy, Inc.	25,402	1,579,242
		44,242,745
Total Common Stocks (Cost $986,989,766)		1,716,957,481
Total Investments in Securities (Cost $986,989,766)		1,716,957,481

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 09/15/23	31	6,956,788	85,768

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
Below is a summary of the fund’s transactions with affiliated issuers during the period ended June 30, 2023:
SECURITY	VALUE AT 12/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/23	BALANCE OF SHARES HELD AT 6/30/23	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Financial Services 0.2%
The Charles Schwab Corp.	$9,490,058	$57,854	($2,424,263)	($1,294,710)	($1,965,290)	$3,863,649	68,166	$54,756
See financial notes
11Schwab S&P 500 Index Portfolio | Semiannual Report

Schwab S&P 500 Index Portfolio
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$1,716,957,481	$—	$—	$1,716,957,481
Futures Contracts[2]	85,768	—	—	85,768
Total	$1,717,043,249	$—	$—	$1,717,043,249

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab S&P 500 Index Portfolio | Semiannual Report12

Schwab S&P 500 Index Portfolio
Statement of Assets and Liabilities

As of June 30, 2023; unaudited
Assets
Investments in securities, at value - affiliated (cost $2,924,276)		$3,863,649
Investments in securities, at value - unaffiliated (cost $984,065,490)		1,713,093,832
Cash		5,050,472
Deposit with broker for futures contracts		739,200
Receivables:
Dividends		1,188,235
Fund shares sold		160,223
Variation margin on future contracts	+	64,511
Total assets		1,724,160,122

Liabilities
Payables:
Fund shares redeemed		2,209,109
Investment adviser fees	+	45,165
Total liabilities		2,254,274
Net assets		$1,721,905,848

Net Assets by Source
Capital received from investors		$1,006,593,706
Total distributable earnings	+	715,312,142
Net assets		$1,721,905,848

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,721,905,848		26,497,153		$64.98

See financial notes
13Schwab S&P 500 Index Portfolio | Semiannual Report

Schwab S&P 500 Index Portfolio
Statement of Operations

For the period January 1, 2023 through June 30, 2023; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $4,790)		$19,909,920
Dividends received from securities - affiliated	+	54,756
Total investment income		19,964,676

Expenses
Investment adviser fees		349,847
Total expenses	–	349,847
Net investment income		19,614,829

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(1,294,710)
Net realized gains on sales of securities - unaffiliated		6,628,598
Net realized gains on futures contracts	+	953,227
Net realized gains		6,287,115
Net change in unrealized appreciation (depreciation) on securities - affiliated		(1,965,290)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		313,942,237
Net change in unrealized appreciation (depreciation) on futures contracts	+	355,020
Net change in unrealized appreciation (depreciation)	+	312,331,967
Net realized and unrealized gains		318,619,082
Increase in net assets resulting from operations		$338,233,911
See financial notes
Schwab S&P 500 Index Portfolio | Semiannual Report14

Schwab S&P 500 Index Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/23-6/30/23		1/1/22-12/31/22
Net investment income		$19,614,829	$23,603,227
Net realized gains (losses)		6,287,115	(23,994,364)
Net change in unrealized appreciation (depreciation)	+	312,331,967	(286,676,508)
Increase (decrease) in net assets resulting from operations		$338,233,911	($287,067,645 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($23,603,840 )	($25,887,212 )

TRANSACTIONS IN FUND SHARES
	1/1/23-6/30/23			1/1/22-12/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,827,752	$110,590,617	26,590,753	$1,541,744,983
Shares reinvested		363,248	23,603,840	469,652	25,887,212
Shares redeemed	+	(18,787,717)	(1,156,677,535)	(4,810,109)	(292,503,530)
Net transactions in fund shares		(16,596,717)	($1,022,483,078 )	22,250,296	$1,275,128,665

SHARES OUTSTANDING AND NET ASSETS
	1/1/23-6/30/23			1/1/22-12/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		43,093,870	$2,429,758,855	20,843,574	$1,467,585,047
Total increase (decrease)	+	(16,596,717)	(707,853,007)	22,250,296	962,173,808
End of period		26,497,153	$1,721,905,848	43,093,870	$2,429,758,855
See financial notes
15Schwab S&P 500 Index Portfolio | Semiannual Report

Schwab S&P 500 Index Portfolio
Financial Notes, unaudited

1. Business Structure of the Fund:
Schwab S&P 500 Index Portfolio (the fund) is a series of Schwab Annuity Portfolios (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB ANNUITY PORTFOLIOS (ORGANIZED JANUARY 21, 1994)
Schwab Government Money Market Portfolio
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio
The fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund is available exclusively as an investment vehicle for variable annuity and variable life insurance contracts offered by separate accounts of participating life insurance companies, and in the future may be offered to pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended. At June 30, 2023, 100% of the fund’s shares were held through separate accounts of six insurance companies. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
• Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
• Mutual funds: Mutual funds are valued at their respective NAVs.
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values,
Schwab S&P 500 Index Portfolio | Semiannual Report16

Schwab S&P 500 Index Portfolio
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of June 30, 2023, are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. The fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by the fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Cash Investments: The fund may invest a portion of its assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the fund.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value
17Schwab S&P 500 Index Portfolio | Semiannual Report

Schwab S&P 500 Index Portfolio
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
of the securities loaned. The lending agent provides the fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. The fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities  lending agreement allow the fund or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement.  Securities lending income, as disclosed in the fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of June 30, 2023, the fund had no securities on loan.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
When the fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities funds are recorded on the date they are effective (the ex-dividend date).
(e) Expenses:
Pursuant to an Amended and Restated Investment Advisory and Administration Agreement (Advisory Agreement) between the investment adviser and the fund, the investment adviser pays the operating expenses of the fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to the fund are charged directly to the fund. The Advisory Agreement excludes paying acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income and net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
Schwab S&P 500 Index Portfolio | Semiannual Report18

Schwab S&P 500 Index Portfolio
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(j) Regulatory Update:
Effective January 24, 2023, the U.S. Securities and Exchange Commission (SEC) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

3. Risk Factors:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Investment Style Risk. The fund primarily follows the large-cap portion of the U.S. stock market, as measured by the index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index. Market disruptions could cause delays in the index’s rebalancing schedule which may result in the index and, in turn, the fund experiencing returns different than those that would have been achieved under a normal rebalancing schedule.
A significant percentage of the index may be composed of securities in a single industry or sector of the economy. If the fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.
Tracking Error Risk. As an index fund, the fund seeks to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, or asset class.
19Schwab S&P 500 Index Portfolio | Semiannual Report

Schwab S&P 500 Index Portfolio
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The fund’s use of derivatives could reduce the fund’s performance, increase its volatility, and could cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.
Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Advisory Agreement between the investment adviser and the trust.
For its advisory services to the fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.03% of the fund’s average daily net assets.
Interfund Transactions
The fund may engage in transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended June 30, 2023, the fund’s purchases and sales of securities with other funds in the Fund Complex was $3,669,400 and $2,954,886 respectively, and includes realized losses of $1,065,646.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex . All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any interested or non-interested trustees (independent trustees). The independent trustees are paid by the investment adviser. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), maturing on September 28, 2023. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by the fund, the investment adviser paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
Schwab S&P 500 Index Portfolio | Semiannual Report20

Schwab S&P 500 Index Portfolio
Financial Notes, unaudited (continued)

6. Borrowing from Banks (continued):
During the period, the fund was a participant with other funds in the Fund Complex, in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, maturing on September 28, 2023.  Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:
For the period ended June 30, 2023, purchases and sales of securities (excluding short-term obligations) were as follows:
PURCHASES OF SECURITIES	SALES OF SECURITIES
$34,997,716	$1,046,356,945

8. Derivatives:
The fund entered into equity index futures contracts during the report period. The fund invested in futures contracts to equitize available cash. The value and variation margin on futures contracts held at June 30, 2023 are presented in the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized gains (losses) and change in unrealized appreciation (depreciation) on futures contracts are presented in the Statement of Operations. Refer to financial note 2(b) for the fund’s accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended June 30, 2023, the month-end average notional amounts of futures contracts held by the fund and the month-end average number of contracts held were as follows:
Notional Amount	Number of Contracts
$11,269,611	55

9. Federal Income Taxes:
As of June 30, 2023, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$1,005,522,737	$719,333,460	($7,812,948)	$711,520,512
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2022, the fund had capital loss carryforwards of $9,210,907.
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2023. The tax basis components of distributions paid during the fiscal year ended December 31, 2022 were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME	LONG-TERM CAPITAL GAINS
$19,219,296	$6,667,916
21Schwab S&P 500 Index Portfolio | Semiannual Report

Schwab S&P 500 Index Portfolio
Financial Notes, unaudited (continued)

9. Federal Income Taxes (continued):
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of December 31, 2022, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2022, the fund did not incur any interest or penalties.

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab S&P 500 Index Portfolio | Semiannual Report22

Schwab S&P 500 Index Portfolio
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the amended and restated investment advisory and administration agreement (the Agreement) between Schwab Annuity Portfolios (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab S&P 500 Index Portfolio (the Fund), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Fund at meetings held on
April 27, 2023 and June 6, 2023, and approved the renewal of the Agreement with respect to the Fund for an additional one-year term at the meeting on June 6, 2023 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Fund;
2.
the Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.
the Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered investments the investment adviser has made in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise in key areas (including portfolio management and trade operations), and improving business continuity, cybersecurity, due diligence, risk management processes, and information security programs, which are designed to provide enhanced services to the Fund and its shareholders. The Trustees considered Schwab’s overall financial condition and its reputation as a full service brokerage firm. Following such evaluation, the Board concluded, within the context of its full deliberations, that the
23Schwab S&P 500 Index Portfolio | Semiannual Report

Schwab S&P 500 Index Portfolio
nature, extent and quality of services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of total return and the market environment, as well as in consideration of the Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the Fund’s demonstrated performance in tracking its benchmark index. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement in comparison to that of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Fund and provision of services as well as the competitive marketplace for financial products. The Trustees also considered fees charged by the investment adviser to other mutual funds and the unique insurance dedicated distribution arrangements of the Fund as compared to other funds managed by the investment adviser. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Fund and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Fund, such as whether, by virtue of its management of the Fund, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Fund by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale by way of the relatively low advisory fee and unitary fee structure of the Fund and whether those are passed along to the Fund’s shareholders through the enhancement of services provided to the Fund in return for fees paid, including through investments by the investment adviser in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Fund and its shareholders. The Trustees acknowledged that the investment adviser has invested in its infrastructure, as discussed above, over time and that the investment adviser’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Fund continue to increase as a result of regulatory or other developments. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
Schwab S&P 500 Index Portfolio | Semiannual Report24

Schwab S&P 500 Index Portfolio
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Annuity Portfolios, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 106 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	106	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	106	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	106	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	106	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	106	None
25Schwab S&P 500 Index Portfolio | Semiannual Report

Schwab S&P 500 Index Portfolio
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	106	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	106	None
Schwab S&P 500 Index Portfolio | Semiannual Report26

Schwab S&P 500 Index Portfolio

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)
Co-Chairman of the Board (July 2022 – present), Director and Chief
Executive Officer (Oct. 2008 – present) and President
(Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and
Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director
(May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director
(Apr. 2006 – present), Charles Schwab Bank, SSB; Director
(Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director
(July 2019 – present), Charles Schwab Trust Bank; Director
(May 2008 – present), Chief Executive Officer (Aug. 2017 – present) and
President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Director
(Oct. 2020 – present), TD Ameritrade Holding Corporation; Director
(July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.
		106	Director (2008 – present), The Charles Schwab Corporation
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)
President (Oct. 2021 – present) and Executive Vice President – Schwab
Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles
Schwab Corporation; President, Director (Oct. 2021 – present), Executive
Vice President – Schwab Asset Management Solutions
(July 2019 – Oct. 2021) and Senior Vice President – Advisory
(May 2016 – July 2019), Charles Schwab & Co., Inc.; President
(Nov. 2021 – present), Schwab Holdings, Inc.; Director
(Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive
Officer and President (Mar. 2018 – Oct. 2022), Charles Schwab Investment
Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and
President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive
Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.
		106	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2018)

Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer
(Jan. 2021 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab
Investment Management, Inc.; Senior Vice President (June 2020 – Mar. 2022) and Chief
Operating Officer (Jan. 2021 – Mar. 2022), Charles Schwab Investment Advisory, Inc.; Chief
Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee
(Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(May 2022 – present), Senior Vice President (Apr. 2019 – May 2022) and Senior Vice
President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), Charles
Schwab & Co., Inc.

Mark Fischer
1970
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2013)

Chief Operating Officer (Dec. 2020 – present) and Treasurer and Chief Financial Officer
(Jan. 2016 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(Mar. 2023 – present), Chief Financial Officer (Mar. 2020 – present) and Vice President
(Oct. 2013 – Mar. 2023), Charles Schwab Investment Management, Inc.

Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2023)

Treasurer and Chief Financial Officer (Jan. 2023 – present) and Assistant Treasurer
(Dec. 2015 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(Mar. 2023 – present), Vice President (Mar. 2022 – Mar. 2023) and Director
(Oct. 2015 – Mar. 2022), Charles Schwab Investment Management, Inc.

27Schwab S&P 500 Index Portfolio | Semiannual Report

Schwab S&P 500 Index Portfolio
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Omar Aguilar
1970
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Chief Executive Officer (Jan. 2022 – present), Chief Investment Officer (Apr. 2011 – present)
and Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment
Management, Inc.; Director, Chief Executive Officer and President (Oct. 2022 – present),
Charles Schwab Investment Advisory, Inc.; Vice President and Chief Investment Officer
(June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.

Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Managing Director (Mar. 2023 – present), Chief Investment Officer (Apr. 2011 – present) and
Senior Vice President (Apr. 2011 – Mar. 2023) Charles Schwab Investment Management, Inc.;
Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus
Trust and Schwab ETFs.

William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2021)

Managing Director (Mar. 2023 – present), Chief Investment Officer (Jan. 2020 – present) and
Senior Vice President (Jan. 2020 – Mar. 2023) Charles Schwab Investment
Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present),
Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment
Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment
Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018),
ThomasPartners, Inc.

Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and
Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios and Laudus Trust since 2005; Schwab Strategic
Trust since 2009)

Managing Director (Mar. 2023 – present), Chief Legal Officer (Mar. 2022 – present) and Vice
President (Sept. 2005 – Mar. 2023), Charles Schwab Investment Management, Inc.;
Managing Director (May 2022 – present) and Vice President (July 2005 – May 2022), Charles
Schwab & Co., Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk
(Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present),
Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021),
Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and
Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.

1
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
2
Mr. Bettinger and Mr. Wurster are Interested Trustees. Mr. Bettinger and Mr. Wurster are Interested Trustees because each owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
3
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
Schwab S&P 500 Index Portfolio | Semiannual Report28

Notes

Notes

Notes

Semiannual Report | June 30, 2023
Schwab VIT Balanced Portfolio

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
Investment Adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM

Schwab VIT Balanced Portfolio
Portfolio Management

Zifan Tang, Ph.D., CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the co-management of the fund. Prior to joining Schwab in 2012, Ms. Tang was a product manager at Thomson
Reuters and from 1997 to 2009 worked as a portfolio manager at Barclays Global Investors (now known as
BlackRock).

Drew Hayes, CFA, Portfolio Manager for Schwab Asset Management, is responsible for the co-management of the fund. Mr. Hayes has been with Schwab since 2006. Before becoming a portfolio manager, he spent seven years as a senior fixed income specialist for Schwab Wealth Advisory, Inc. Prior to that, he worked as a bond investment specialist for two years and as a registered representative for two years for Charles
Schwab & Co., Inc.

Patrick Kwok, CFA, Portfolio Manager for Schwab Asset Management, is responsible for the co-management of the fund. Previously, Mr. Kwok served as an associate portfolio manager from 2012 to 2016. Prior to that, he worked as a fund administration manager, where he was responsible for oversight of sub-advisers, trading, cash management, and fund administration supporting the Charles Schwab Trust Bank Collective Investment
Trusts and multi-asset Schwab Funds. Prior to joining Schwab Asset Management in 2008, Mr. Kwok spent two years as an asset operations specialist at Charles Schwab Trust Company. He also worked for one year at
State Street Bank & Trust as a portfolio accountant and pricing specialist.

Schwab VIT Balanced Portfolio | Semiannual Report2

Schwab VIT Balanced Portfolio

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab VIT Balanced Portfolio (07/25/12)	6.67%	5.73%	3.13%	3.76%
S&P 500® Index	16.89%	19.59%	12.31%	12.86%
Bloomberg US Aggregate Bond Index	2.09%	-0.94%	0.77%	1.52%
VIT Balanced Composite Index	6.66%	6.34%	3.68%	4.37%
Fund Category: Moderately Conservative Allocation[2]	6.37%	5.96%	3.69%	4.51%
Fund Expense Ratio[3]: 0.58%

All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up the composite index may vary over time. For index definitions, please see the Glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. Fund performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Reflects the total annual operating expenses without contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the Financial Highlights section of the financial statements.
3Schwab VIT Balanced Portfolio | Semiannual Report

Schwab VIT Balanced Portfolio
Performance and Fund Facts as of June 30, 2023

Statistics
Number of Holdings	10
Portfolio Turnover Rate	12% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
1
Not annualized.
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab Funds and unaffiliated third-party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). The fund may also invest directly in equity, fixed-income, or other securities or investments, as appropriate, consistent with its investment objectives, strategies, and policies.
4
This list is not a recommendation of any security by the investment adviser.
Schwab VIT Balanced Portfolio | Semiannual Report4

Schwab VIT Balanced Portfolio
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2023 and held through June 30, 2023.
The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED)[1,2]	EFFECTIVE EXPENSE RATIO (ANNUALIZED)[3,4]	BEGINNING ACCOUNT VALUE AT 1/1/23	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 6/30/23[2]	EXPENSES PAID DURING PERIOD 1/1/23-6/30/23[2,5]	EFFECTIVE EXPENSES PAID DURING PERIOD 1/1/23-6/30/23[4,5]
Schwab VIT Balanced Portfolio
Actual Return	0.52%	0.58%	$1,000.00	$1,066.70	$2.66	$2.97
Hypothetical 5% Return	0.52%	0.58%	$1,000.00	$1,022.22	$2.61	$2.91

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Based on the most recent six-month acquired fund fees and expenses and the expense ratio; may differ from the acquired fund fees and expenses and the expense ratio in the prospectus.
[4]	Includes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[5]
Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days in the period, and divided by 365 days in the fiscal year.

5Schwab VIT Balanced Portfolio | Semiannual Report

Schwab VIT Balanced Portfolio
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/23– 6/30/23*	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18
Per-Share Data
Net asset value at beginning of period	$12.33	$14.99	$14.04	$13.25	$11.82	$12.58
Income (loss) from investment operations:
Net investment income (loss)[1]	0.11	0.22	0.21	0.20	0.25	0.23
Net realized and unrealized gains (losses)	0.71	(2.42)	0.93	0.86	1.42	(0.80)
Total from investment operations	0.82	(2.20)	1.14	1.06	1.67	(0.57)
Less distributions:
Distributions from net investment income	(0.24)	(0.21)	(0.19)	(0.24)	(0.22)	(0.17)
Distributions from net realized gains	—	(0.25)	(0.00)[2]	(0.03)	(0.02)	(0.02)
Total distributions	(0.24)	(0.46)	(0.19)	(0.27)	(0.24)	(0.19)
Net asset value at end of period	$12.91	$12.33	$14.99	$14.04	$13.25	$11.82
Total return	6.67%[3]	(14.71%)	8.19%	8.23%	14.24%	(4.63%)
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[4]	0.52%[5]	0.53%[6]	0.52%	0.54%	0.56%	0.55%
Gross operating expenses[4]	0.52%[5]	0.53%[6]	0.52%	0.54%	0.56%	0.55%
Net investment income (loss)	1.70%[5]	1.70%	1.42%	1.53%	1.97%	1.87%
Portfolio turnover rate	12%[3]	19%	13%	38%	15%	9%
Net assets, end of period (x 1,000)	$74,672	$74,061	$92,777	$83,577	$75,883	$66,475

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Not annualized.
[4]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[5]	Annualized.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab VIT Balanced Portfolio | Semiannual Report6

Schwab VIT Balanced Portfolio
Portfolio Holdings  as of June 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, typically 60-80 days after the end of the fund’s fiscal quarter.

SECURITY	VALUE AT 12/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/23	BALANCE OF SHARES HELD AT 6/30/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 28.7%
Large-Cap 25.9%
Schwab U.S. Large-Cap ETF	$14,079,892	$5,306,730	($2,529,760)	$191,656	$2,277,950	$19,326,468	369,037	$125,981
Small-Cap 2.8%
Schwab U.S. Small-Cap ETF	2,965,454	195,638	(1,273,781)	325,348	(129,794)	2,082,865	47,554	16,735
						21,409,333

International Stocks 15.0%
Developed Markets 13.0%
Schwab International Equity ETF	8,175,188	392,284	(1,215,445)	140,410	724,460	8,216,897	230,488	91,150
Schwab International Small-Cap Equity ETF	1,503,227	51,369	(146,520)	14,904	97,346	1,520,326	45,020	7,428
						9,737,223
Emerging Markets 2.0%
Schwab Emerging Markets Equity ETF	3,724,759	145,694	(2,532,582)	(17,923)	150,512	1,470,460	59,702	7,777
						11,207,683

Real Estate 3.3%
U.S. REITs 3.3%
Schwab U.S. REIT ETF	4,447,232	431,807	(2,465,219)	216,371	(137,558)	2,492,633	127,631	50,179

Fixed Income 49.1%
Inflation-Protected Bond 3.7%
Schwab U.S. TIPS ETF	2,761,028	142,867	(169,111)	(26,675)	61,820	2,769,929	52,831	21,845
Intermediate-Term Bond 36.4%
Schwab U.S. Aggregate Bond ETF	27,013,844	1,467,753	(1,653,191)	(329,776)	634,911	27,133,541	587,815	345,767
Treasury Bond 9.0%
Schwab Short-Term U.S. Treasury ETF	6,725,428	438,124	(413,551)	(27,133)	1,639	6,724,507	139,919	93,726
						36,627,977

Money Market Funds 3.3%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.10% (b)	2,443,164	52,537	—	—	(248)	2,495,453	2,494,954	58,591
Total Affiliated Underlying Funds (Cost $65,018,021)	$73,839,216	$8,624,803	($12,399,160 )	$487,182	$3,681,038	$74,233,079		$819,179
Total Investments in Securities (Cost $65,018,021)						$74,233,079

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.

See financial notes
7Schwab VIT Balanced Portfolio | Semiannual Report

Schwab VIT Balanced Portfolio
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At June 30, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3 (see financial note 2(a) for additional information).
See financial notes
Schwab VIT Balanced Portfolio | Semiannual Report8

Schwab VIT Balanced Portfolio
Statement of Assets and Liabilities

As of June 30, 2023; unaudited
Assets
Investments in securities, at value - affiliated (cost $65,018,021)		$74,233,079
Cash		404,049
Receivables:
Investments sold		1,134,065
Dividends	+	6,262
Total assets		75,777,455

Liabilities
Payables:
Investments bought		1,043,946
Investment adviser and administrator fees		29,274
Fund shares redeemed		9,729
Independent trustees’ fees		7
Accrued expenses	+	22,448
Total liabilities		1,105,404
Net assets		$74,672,051

Net Assets by Source
Capital received from investors		$65,797,968
Total distributable earnings	+	8,874,083
Net assets		$74,672,051

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$74,672,051		5,785,346		$12.91

See financial notes
9Schwab VIT Balanced Portfolio | Semiannual Report

Schwab VIT Balanced Portfolio
Statement of Operations

For the period January 1, 2023 through June 30, 2023; unaudited
Investment Income
Dividends received from securities - affiliated		$819,179
Interest received from securities - unaffiliated	+	4,929
Total investment income		824,108

Expenses
Investment adviser and administrator fees		166,712
Professional fees		11,125
Portfolio accounting fees		5,621
Independent trustees’ fees		5,572
Shareholder reports		2,789
Transfer agent fees		392
Custodian fees		237
Other expenses	+	641
Total expenses	–	193,089
Net investment income		631,019

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated		487,182
Net change in unrealized appreciation (depreciation) on securities - affiliated	+	3,681,038
Net realized and unrealized gains		4,168,220
Increase in net assets resulting from operations		$4,799,239
See financial notes
Schwab VIT Balanced Portfolio | Semiannual Report10

Schwab VIT Balanced Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/23-6/30/23		1/1/22-12/31/22
Net investment income		$631,019	$1,378,876
Net realized gains (losses)		487,182	(785,420)
Net change in unrealized appreciation (depreciation)	+	3,681,038	(14,036,342)
Increase (decrease) in net assets resulting from operations		$4,799,239	($13,442,886 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($1,378,374 )	($2,780,278 )

TRANSACTIONS IN FUND SHARES
	1/1/23-6/30/23			1/1/22-12/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		66,762	$856,941	799,054	$10,814,402
Shares reinvested		106,768	1,378,374	223,495	2,780,278
Shares redeemed	+	(393,736)	(5,044,904)	(1,206,933)	(16,087,896)
Net transactions in fund shares		(220,206)	($2,809,589 )	(184,384)	($2,493,216 )

SHARES OUTSTANDING AND NET ASSETS
	1/1/23-6/30/23			1/1/22-12/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		6,005,552	$74,060,775	6,189,936	$92,777,155
Total increase (decrease)	+	(220,206)	611,276	(184,384)	(18,716,380)
End of period		5,785,346	$74,672,051	6,005,552	$74,060,775
See financial notes
11Schwab VIT Balanced Portfolio | Semiannual Report

Schwab VIT Balanced Portfolio
Financial Notes, unaudited

1. Business Structure of the Fund:
Schwab VIT Balanced Portfolio (the fund) is a series of Schwab Annuity Portfolios (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB ANNUITY PORTFOLIOS (ORGANIZED JANUARY 21, 1994)
Schwab Government Money Market Portfolio
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio
The fund is a “fund of funds” which primarily invests in affiliated Schwab Exchange-Traded Funds (ETFs). The fund may also invest in affiliated mutual funds from Schwab Funds and unaffiliated third-party ETFs and mutual funds (all such ETFs and mutual funds referred to as "underlying funds"). The fund may also invest directly in equity or fixed-income securities, including bonds, cash equivalents, money market funds and money market investments, to achieve its investment objectives.
The fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund is available exclusively as an investment vehicle for variable annuity and variable life insurance contracts offered by separate accounts of participating life insurance companies, and in the future may be offered to pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended. At June 30, 2023, 100% of the fund’s shares were held through separate accounts of five insurance companies. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the fund should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
• Mutual funds: Mutual funds are valued at their respective NAVs.
Schwab VIT Balanced Portfolio | Semiannual Report12

Schwab VIT Balanced Portfolio
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, ETFs and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of June 30, 2023, are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides the fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. The fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the fund or the lending agent to
13Schwab VIT Balanced Portfolio | Semiannual Report

Schwab VIT Balanced Portfolio
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in the fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of June 30, 2023, the fund had no securities on loan.
Cash Investments: The fund may invest a portion of its assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the fund.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets. The fund bears its share of the acquired fund fees and expenses of the underlying funds, which are indirect expenses incurred by the fund through its investments in the underlying funds. Such expenses are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income and net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
Schwab VIT Balanced Portfolio | Semiannual Report14

Schwab VIT Balanced Portfolio
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(j) Regulatory Update:
Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

3. Risk Factors:
Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The fund is subject to the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments may cause the fund to underperform other funds with a similar investment objective.
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
ETF Risk. When the fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.
Direct Investment Risk. The fund may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities, to maintain its allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.
Underlying Fund Investment Risk. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest, which include any combination of the risks described below.
• Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
• Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, an underlying fund’s performance could be impacted.
• Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund’s
15Schwab VIT Balanced Portfolio | Semiannual Report

Schwab VIT Balanced Portfolio
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged, resulting in the dollar value of an underlying fund’s investment being adversely affected.
• Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with an underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
• Growth Investing Risk. Certain of the underlying funds pursue a “growth style” of investing. Growth investing focuses on a company’s prospects for growth of revenue and earnings. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks also can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks. Since growth companies usually invest a high portion of earnings in their business, they may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
• Value Investing Risk. Certain of the underlying funds may pursue a “value style” of investing. Value investing focuses on companies whose stocks appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If an underlying fund’s investment adviser’s (or sub-adviser’s) assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the underlying fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.
• Fixed-Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. A change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates. A rise in interest rates could cause an underlying fund’s share price to fall. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed-income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt an underlying fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.
• Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an underlying fund’s yield will change over time. During periods when interest rates are low, an underlying fund’s yield (and total return) also may be low. Changes in interest rates also may affect an underlying fund’s share price: a rise in interest rates generally causes an underlying fund’s share price to fall. The longer an underlying fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. Also, a change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of fixed-income securities in which the underlying fund invests.
• Credit Risk. A decline in the credit quality of an issuer or guarantor of a portfolio investment could cause an underlying fund to lose money or underperform. An underlying fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.
• Prepayment and Extension Risk. Certain fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected, especially during periods of falling or rising interest rates, respectively. Prepayments of obligations could cause an underlying fund to forgo future interest income on the portion of the security’s principal repaid early and force the underlying fund to reinvest that money at the lower prevailing interest rates. Extensions of obligations could cause the fund to exhibit additional volatility and hold securities paying lower-than-market rates of interest. Either case could hurt the underlying fund’s performance.
• U.S. Government Securities Risk. Some of the U.S. government securities that the underlying funds invest in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Issuers such as the Federal Home Loan Banks (FHLB) maintain limited access to credit lines from the U.S. Treasury. Certain
Schwab VIT Balanced Portfolio | Semiannual Report16

Schwab VIT Balanced Portfolio
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the underlying funds own do not extend to shares of the underlying funds themselves.
• Real Estate Investment Risk. An underlying fund in which the fund may invest may have a policy of concentrating its investments in real estate companies and companies related to the real estate industry. As such, an underlying fund is subject to risks associated with the direct ownership of real estate securities and the fund’s investment in such an underlying fund is subject to risks associated with the direct ownership of real estate securities and an investment in the underlying fund will be closely linked to the performance of the real estate markets. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.
• Real Estate Investment Trusts (REITs) Risk. An underlying fund may invest in REITs. An underlying fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks. For example, equity REITs may be affected by changes in the value of the underlying properties owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. Further, REITs may have their investments in relatively few properties, a small geographic area or a single property type. In addition, REITs have their own expenses, and the underlying fund will bear a proportionate share of those expenses.
• Mortgage-Backed and Mortgage Pass-Through Securities Risk. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar or greater risk of decline in fair value during periods of rising interest rates. Certain of the mortgage-backed securities in which an underlying fund may invest are issued or guaranteed by agencies or instrumentalities of the U.S. government but are not backed by the full faith and credit of the U.S. government. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so which can cause an underlying fund to lose money or underperform. The risks of investing in mortgage-backed securities include, among others, interest rate risk, credit risk, prepayment risk and extension risk. Transactions in mortgage pass-through securities often occur through to-be-announced (TBA) transactions. An underlying fund could lose money or underperform if a TBA counterparty defaults or goes bankrupt.
• Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.
• Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the underlying fund may have to sell them at a loss.
• Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase volatility, and could cause the underlying fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund.
• Securities Lending Risk. Certain underlying funds engage in securities lending, which involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
• Management Risk. An underlying fund may be an actively managed mutual fund. Any actively managed mutual fund is subject to the risk that its investment adviser (or sub-adviser(s)) will make poor security selections. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results.
• Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below
17Schwab VIT Balanced Portfolio | Semiannual Report

Schwab VIT Balanced Portfolio
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
that of the index. Errors relating to an index may occur from time to time and may not be identified by the underlying fund’s index provider for a period of time. In addition, market disruptions could cause delays in an underlying fund’s index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for an underlying fund.
• Tracking Error Risk. An underlying fund may seek to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
• Concentration Risk. To the extent that an underlying fund’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political, or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
• Commodity Risk. To the extent that an underlying fund invests in commodity-linked derivative instruments, it may subject the underlying fund to greater volatility than investments in traditional securities. Also, commodity-linked investments may be more volatile and less liquid than the underlying commodity. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and other regulatory and market developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
• Money Market Fund Risk. The fund may invest in underlying money market funds that either seek to maintain a stable $1.00 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1.00 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when the fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund’s liquidity falls below required minimums.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee, accrued daily and payable monthly, equal to 0.45% of the fund’s average daily net assets.
Expense Limitation
The investment adviser and its affiliates have agreed with the fund, for so long as the investment adviser serves as the investment adviser to the fund, in which the agreement may only be amended or terminated with approval of the fund’s Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses to 0.58%.
The agreement to limit the fund’s total expenses charged is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds.
Schwab VIT Balanced Portfolio | Semiannual Report18

Schwab VIT Balanced Portfolio
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Investments in Affiliates
The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related ETFs and mutual funds. As of June 30, 2023, the Schwab VIT Balanced Portfolio’s ownership percentages of other related funds’ shares are as follows:
Schwab Emerging Markets Equity ETF	0.0%*
Schwab International Equity ETF	0.0%*
Schwab International Small-Cap Equity ETF	0.0%*
Schwab Short-Term U.S. Treasury ETF	0.0%*
Schwab U.S. Aggregate Bond ETF	0.4%
Schwab U.S. Large-Cap ETF	0.1%
Schwab U.S. REIT ETF	0.0%*
Schwab U.S. Small-Cap ETF	0.0%*
Schwab U.S. TIPS ETF	0.0%*
Schwab Variable Share Price Money Fund, Ultra Shares	0.1%

*	Less than 0.05%
Interfund Transactions
The fund may engage in transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended June 30, 2023, the fund’s purchases and sales of securities with other funds in the Fund Complex was $392,328 and $2,905,340 respectively, and includes realized gains of $417,720.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), maturing on September 28, 2023. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, maturing on September 28, 2023. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in the fund’s Statement of Operations, if any.  The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
19Schwab VIT Balanced Portfolio | Semiannual Report

Schwab VIT Balanced Portfolio
Financial Notes, unaudited (continued)

 7. Purchases and Sales of Investment Securities:
For the period ended June 30, 2023, purchases and sales of securities (excluding short-term obligations) were as follows:
PURCHASES OF SECURITIES	SALES OF SECURITIES
$8,624,803	$12,399,160

8. Federal Income Taxes:
As of June 30, 2023, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$66,029,132	$12,160,007	($3,956,060)	$8,203,947
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2022, the fund had capital loss carryforwards of $402,951.
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2023. The tax basis components of distributions paid during the fiscal year ended December 31, 2022 were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME	LONG-TERM CAPITAL GAINS
$1,333,602	$1,446,676
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of December 31, 2022, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the fund’s Statement of Operations. During the fiscal year ended December 31, 2022, the fund did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab VIT Balanced Portfolio | Semiannual Report20

Schwab VIT Balanced Portfolio
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between Schwab Annuity Portfolios (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab VIT Balanced Portfolio (the Fund), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Fund at meetings held on April 27, 2023 and June 6, 2023, and approved the renewal of the Agreement with respect to the Fund for an additional one-year term at the meeting on June 6, 2023 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Fund;
2.
the Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.
the Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered investments the investment adviser has made in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise in key areas (including portfolio management and trade operations), and improving business continuity, cybersecurity, due diligence, risk
21Schwab VIT Balanced Portfolio | Semiannual Report

Schwab VIT Balanced Portfolio
management processes, and information security programs, which are designed to provide enhanced services to the Fund and its shareholders. The Trustees considered Schwab’s overall financial condition and its reputation as a full service brokerage firm. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of the market environment, as well as in consideration of the Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Although the Fund had performance that ranked in the fourth quartile of a relevant peer group for more than one performance period considered, the Board concluded that other factors relevant to performance supported renewal of the Agreement with respect to the Fund including that the underperformance was attributable, to a significant extent, to investment decisions by the investment adviser that were reasonable and consistent with the Fund’s investment objective and policies and that the investment adviser had taken steps designed to help improve performance. Specifically, the Trustees considered that the investment adviser had implemented certain enhancements to the Fund’s asset allocation strategy. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and the Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Fund and provision of services as well as the competitive marketplace for financial products. The Trustees also considered the investment adviser’s contractual commitment to limit the total annual operating expenses of the Fund for so long as the investment adviser serves as the adviser to the Fund. The Trustees also considered fees charged by the investment adviser to other mutual funds and the unique insurance dedicated distribution arrangements of the Fund as compared to other funds managed by the investment adviser. The Trustees noted that shareholders of the Fund indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Fund and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Fund, such as whether, by virtue of its management of the Fund, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. Also, because the Fund invests a portion of its assets in other funds within the Schwab fund complex, the Trustees considered that the investment adviser indirectly benefits from the Fund’s investments in other underlying funds managed by the investment adviser. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Fund by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision and although the Fund does not have breakpoints in its advisory fee, the Trustees considered the potential existence of any economies of scale and whether those are passed along to the Fund’s shareholders through the enhancement of services provided to the Fund in return for fees paid, including through investments by the investment adviser in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and
Schwab VIT Balanced Portfolio | Semiannual Report22

Schwab VIT Balanced Portfolio
information security programs, which are designed to provide enhanced services to the Fund and its shareholders. The Trustees acknowledged that the investment adviser has invested in its infrastructure, as discussed above, over time and that the investment adviser’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Fund continue to increase as a result of regulatory or other developments. The Trustees considered that the investment adviser and its affiliates may employ contractual expense caps to protect shareholders from higher fees when fund assets are relatively small, for example, in the case of newer funds or funds with investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
23Schwab VIT Balanced Portfolio | Semiannual Report

Schwab VIT Balanced Portfolio
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Annuity Portfolios, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 106 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	106	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	106	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	106	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	106	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	106	None
Schwab VIT Balanced Portfolio | Semiannual Report24

Schwab VIT Balanced Portfolio
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	106	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	106	None
25Schwab VIT Balanced Portfolio | Semiannual Report

Schwab VIT Balanced Portfolio

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)
Co-Chairman of the Board (July 2022 – present), Director and Chief
Executive Officer (Oct. 2008 – present) and President
(Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and
Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director
(May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director
(Apr. 2006 – present), Charles Schwab Bank, SSB; Director
(Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director
(July 2019 – present), Charles Schwab Trust Bank; Director
(May 2008 – present), Chief Executive Officer (Aug. 2017 – present) and
President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Director
(Oct. 2020 – present), TD Ameritrade Holding Corporation; Director
(July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.
		106	Director (2008 – present), The Charles Schwab Corporation
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)
President (Oct. 2021 – present) and Executive Vice President – Schwab
Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles
Schwab Corporation; President, Director (Oct. 2021 – present), Executive
Vice President – Schwab Asset Management Solutions
(July 2019 – Oct. 2021) and Senior Vice President – Advisory
(May 2016 – July 2019), Charles Schwab & Co., Inc.; President
(Nov. 2021 – present), Schwab Holdings, Inc.; Director
(Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive
Officer and President (Mar. 2018 – Oct. 2022), Charles Schwab Investment
Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and
President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive
Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.
		106	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2018)

Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer
(Jan. 2021 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab
Investment Management, Inc.; Senior Vice President (June 2020 – Mar. 2022) and Chief
Operating Officer (Jan. 2021 – Mar. 2022), Charles Schwab Investment Advisory, Inc.; Chief
Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee
(Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(May 2022 – present), Senior Vice President (Apr. 2019 – May 2022) and Senior Vice
President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), Charles
Schwab & Co., Inc.

Mark Fischer
1970
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2013)

Chief Operating Officer (Dec. 2020 – present) and Treasurer and Chief Financial Officer
(Jan. 2016 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(Mar. 2023 – present), Chief Financial Officer (Mar. 2020 – present) and Vice President
(Oct. 2013 – Mar. 2023), Charles Schwab Investment Management, Inc.

Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2023)

Treasurer and Chief Financial Officer (Jan. 2023 – present) and Assistant Treasurer
(Dec. 2015 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(Mar. 2023 – present), Vice President (Mar. 2022 – Mar. 2023) and Director
(Oct. 2015 – Mar. 2022), Charles Schwab Investment Management, Inc.

Schwab VIT Balanced Portfolio | Semiannual Report26

Schwab VIT Balanced Portfolio
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Omar Aguilar
1970
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Chief Executive Officer (Jan. 2022 – present), Chief Investment Officer (Apr. 2011 – present)
and Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment
Management, Inc.; Director, Chief Executive Officer and President (Oct. 2022 – present),
Charles Schwab Investment Advisory, Inc.; Vice President and Chief Investment Officer
(June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.

Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Managing Director (Mar. 2023 – present), Chief Investment Officer (Apr. 2011 – present) and
Senior Vice President (Apr. 2011 – Mar. 2023) Charles Schwab Investment Management, Inc.;
Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus
Trust and Schwab ETFs.

William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2021)

Managing Director (Mar. 2023 – present), Chief Investment Officer (Jan. 2020 – present) and
Senior Vice President (Jan. 2020 – Mar. 2023) Charles Schwab Investment
Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present),
Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment
Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment
Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018),
ThomasPartners, Inc.

Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and
Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios and Laudus Trust since 2005; Schwab Strategic
Trust since 2009)

Managing Director (Mar. 2023 – present), Chief Legal Officer (Mar. 2022 – present) and Vice
President (Sept. 2005 – Mar. 2023), Charles Schwab Investment Management, Inc.;
Managing Director (May 2022 – present) and Vice President (July 2005 – May 2022), Charles
Schwab & Co., Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk
(Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present),
Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021),
Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and
Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.

1
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
2
Mr. Bettinger and Mr. Wurster are Interested Trustees. Mr. Bettinger and Mr. Wurster are Interested Trustees because each owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
3
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
27Schwab VIT Balanced Portfolio | Semiannual Report

Schwab VIT Balanced Portfolio
Glossary

Bloomberg US Aggregate Bond Index An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Treasury 1–3 Year Index An index which includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to one year and less than three years, are rated investment grade, and have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index excludes state and local government series bonds and coupon issues that have been stripped from bonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Treasury Bills 1–3 Month Index An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $300 million or more of outstanding face value. It excludes zero-coupon STRIPS.
Bloomberg US Treasury Inflation-Linked Bond Index (Series-L) An index which includes all publicly-issued U.S. Treasury Inflation-Protected Securities (TIPS) that have at least one year remaining to maturity, are rated investment grade and have $500 million or more of outstanding face value. The TIPS in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index is market capitalization weighted and the TIPS in the index are updated on the last business day of each month. TIPS are publicly issued, dollar denominated U.S. Government securities issued by the U.S. Treasury that have principal and interest payments linked to an official inflation measure (as measured by the Consumer Price Index, or CPI) and their payments are supported by the full faith and credit of the United States.
Dow Jones Equity All REIT Capped Index A float-adjusted market cap weighted index that is designed to measure all equity real estate investment trusts (REITs) in the Dow Jones U.S. Total Stock Market Index, as defined by the S&P Dow Jones Indices REIT/RESI Industry Classification Hierarchy, that meet the minimum float market capitalization (FMC) and liquidity thresholds. The aggregate weight of all companies weighing more than 4.5% cannot exceed 22.5%, and no single company’s weight can exceed 10%. The index is reviewed daily based on each company’s capped market capitalization weight. Daily capping is only performed when the sum of companies with weights great than 5% exceeds 25%.
Dow Jones U.S. Large-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of large-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Select REIT Index An index that is a float-adjusted market-capitalization weighted index comprised of income-producing commercial and/or residential real estate investment trusts (REITs). The index excludes mortgage REITs, net-lease REITs, real estate finance companies, mortgage brokers and bankers, commercial and residential real estate brokers and estate agents, homebuilders, large landowners and sub-dividers of unimproved land, hybrid REITs, timber REITs and companies that have more than 25% of their assets in direct mortgage investments.
Dow Jones U.S. Small-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of small-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Total Stock Market Index An index which includes all U.S. equity issues with readily available prices. The index is a float-adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
FTSE Developed ex US Index (Net)  An index that is comprised of large- and mid-capitalization companies in developed countries outside the United States, as defined by the index provider. The index defines the large- and mid-capitalization universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Developed Small Cap ex US Liquid Index (Net) An index comprised of small-capitalization companies in developed countries outside the United States, as defined by the index provider. The index defines the small-capitalization universe as approximately the bottom 10% of the eligible universe with a minimum free float capitalization of $150 million. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Emerging Index (Net)  An index that is comprised of large- and mid-capitalization companies in emerging market countries, as defined by the index provider. The index defines the large- and mid-capitalization universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
S&P 500 Index An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
VIT Balanced Composite Index A custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation and calculated using the following portion allocations effective April 28, 2023: 36.3% Bloomberg US Aggregate Bond Index, 9.0% Bloomberg US Treasury 1-3 Year Index, 4.0% Bloomberg US Treasury Bills 1-3 Month Index, 3.7% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 3.3% Dow Jones Equity All REIT Capped Index, 25.9% Dow Jones U.S. Large Cap Total Stock Market Index, 2.8% Dow Jones U.S. Small Cap Total Stock Market Index, 2.0% FTSE All Emerging Index (Net), 11.0% FTSE Developed ex US Index (Net), and 2.0% FTSE Developed Small Cap ex US Liquid Index (Net). From July 1, 2020 through April 27, 2023, the blended index was derived using the following allocations: 36.3% Bloomberg US Aggregate Bond Index, 9.0% Bloomberg US Treasury 1-3 Year Index, 4.0% Bloomberg US Treasury Bills 1-3 Month Index, 3.7% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 6.0% Dow Jones
Schwab VIT Balanced Portfolio | Semiannual Report28

Schwab VIT Balanced Portfolio
Equity All REIT Capped Index, 19.0% Dow Jones U.S. Large-Cap Total Stock Market Index, 4.0% Dow Jones U.S. Small-Cap Total Stock Market Index, 5.0% FTSE All Emerging Index (Net), 11.0% FTSE Developed ex US Index (Net), and 2.0% FTSE Developed Small Cap ex US Liquid Index (Net). From April 29, 2020 through June 30, 2020, the blended index was derived using the following allocations: 36.3% Bloomberg US Aggregate Bond Index, 9.0% Bloomberg US Treasury 1-3 Year Index, 4.0% Bloomberg US Treasury Bills 1-3 Month Index, 3.7% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 6.0% Dow Jones U.S. Select REIT Index, 19.0% Dow Jones U.S. Large-Cap Total Stock Market Index, 4.0% Dow Jones U.S. Small-Cap Total Stock Market Index, 5.0% FTSE All Emerging Index (Net), 11.0% FTSE Developed ex US Index (Net), and 2.0% FTSE Developed Small Cap ex US Liquid Index (Net). From June 8, 2016 through April 28, 2020, the blended index was derived using the following allocations: 2% Bloomberg Global Treasury ex-US Capped Index, 34% Bloomberg US Aggregate Bond Index, 15% Bloomberg US Treasury Bills 1-3 Month Index, 2% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 3% Bloomberg Commodity
Index, 6% Dow Jones U.S. Select REIT Index, 15% Dow Jones U.S. Large-Cap Total Stock Market Index, 4% Dow Jones U.S. Small-Cap Total Stock Market Index, 5% FTSE All Emerging Index (Net), 11% FTSE Developed ex US Index (Net), 2% FTSE Developed Small Cap ex US Liquid Index (Net), and 1% Russell Microcap Index. Prior to June 8, 2016, the composite index was derived using the following allocations: 15% Dow Jones U.S. Large-Cap Total Stock Market Index, 4% Dow Jones U.S. Small-Cap Total Stock Market Index, 1% Russell Microcap Index, 11% FTSE Developed ex US Index (Net), 2% FTSE Developed Small Cap ex US Liquid Index (Net), 5% FTSE Emerging Index (Net), 6% Dow Jones U.S. Select REIT Index, 3% Dow Jones UBS Commodity Index, 2% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 12% Bloomberg US Treasury 3-10 Year Index, 2% Bloomberg US Aggregate: Agencies Index, 6% Bloomberg US Credit Index, 13% Bloomberg US Mortgage Backed Securities Index, 2% Bloomberg Global Treasury ex-US Capped Index, 1% Bloomberg High Yield Bond Very Liquid Index, and 15% Bloomberg US Treasury Bills 1–3 Month Index.
29Schwab VIT Balanced Portfolio | Semiannual Report

Notes

Notes

Semiannual Report | June 30, 2023
Schwab VIT Balanced with Growth Portfolio

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
Investment Adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM

Schwab VIT Balanced with Growth Portfolio
Portfolio Management

Zifan Tang, Ph.D., CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the co-management of the fund. Prior to joining Schwab in 2012, Ms. Tang was a product manager at Thomson
Reuters and from 1997 to 2009 worked as a portfolio manager at Barclays Global Investors (now known as
BlackRock).

Drew Hayes, CFA, Portfolio Manager for Schwab Asset Management, is responsible for the co-management of the fund. Mr. Hayes has been with Schwab since 2006. Before becoming a portfolio manager, he spent seven years as a senior fixed income specialist for Schwab Wealth Advisory, Inc. Prior to that, he worked as a bond investment specialist for two years and as a registered representative for two years for Charles
Schwab & Co., Inc.

Patrick Kwok, CFA, Portfolio Manager for Schwab Asset Management, is responsible for the co-management of the fund. Previously, Mr. Kwok served as an associate portfolio manager from 2012 to 2016. Prior to that, he worked as a fund administration manager, where he was responsible for oversight of sub-advisers, trading, cash management, and fund administration supporting the Charles Schwab Trust Bank Collective Investment
Trusts and multi-asset Schwab Funds. Prior to joining Schwab Asset Management in 2008, Mr. Kwok spent two years as an asset operations specialist at Charles Schwab Trust Company. He also worked for one year at
State Street Bank & Trust as a portfolio accountant and pricing specialist.

Schwab VIT Balanced with Growth Portfolio | Semiannual Report2

Schwab VIT Balanced with Growth Portfolio

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab VIT Balanced with Growth Portfolio (07/25/12)	8.58%	8.66%	4.34%	5.11%
S&P 500® Index	16.89%	19.59%	12.31%	12.86%
Bloomberg US Aggregate Bond Index	2.09%	-0.94%	0.77%	1.52%
VIT Balanced with Growth Composite Index	8.63%	9.41%	4.90%	5.70%
Fund Category: Moderate Allocation[2]	8.57%	9.20%	5.26%	6.54%
Fund Expense Ratio[3]: 0.54%

All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up the composite index may vary over time. For index definitions, please see the Glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. Fund performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Reflects the total annual fund operating expenses without contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the Financial Highlights section of the financial statements.
3Schwab VIT Balanced with Growth Portfolio | Semiannual Report

Schwab VIT Balanced with Growth Portfolio
Performance and Fund Facts as of June 30, 2023

Statistics
Number of Holdings	10
Portfolio Turnover Rate	13% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
1
Not annualized.
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab Funds and unaffiliated third-party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). The fund may also invest directly in equity, fixed-income, or other securities or investments, as appropriate, consistent with its investment objectives, strategies, and policies.
4
This list is not a recommendation of any security by the investment adviser.
Schwab VIT Balanced with Growth Portfolio | Semiannual Report4

Schwab VIT Balanced with Growth Portfolio
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2023 and held through June 30, 2023.
The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED)[1,2]	EFFECTIVE EXPENSE RATIO (ANNUALIZED)[3,4]	BEGINNING ACCOUNT VALUE AT 1/1/23	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 6/30/23[2]	EXPENSES PAID DURING PERIOD 1/1/23-6/30/23[2,5]	EFFECTIVE EXPENSES PAID DURING PERIOD 1/1/23-6/30/23[4,5]
Schwab VIT Balanced with Growth Portfolio
Actual Return	0.49%	0.55%	$1,000.00	$1,085.80	$2.53	$2.84
Hypothetical 5% Return	0.49%	0.55%	$1,000.00	$1,022.36	$2.46	$2.76

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Based on the most recent six-month acquired fund fees and expenses and the expense ratio; may differ from the acquired fund fees and expenses and the expense ratio in the prospectus.
[4]	Includes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[5]
Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days in the period, and divided by
365 days in the fiscal year.

5Schwab VIT Balanced with Growth Portfolio | Semiannual Report

Schwab VIT Balanced with Growth Portfolio
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/23– 6/30/23*	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18
Per-Share Data
Net asset value at beginning of period	$13.93	$17.24	$15.68	$14.59	$12.66	$13.80
Income (loss) from investment operations:
Net investment income (loss)[1]	0.12	0.24	0.25	0.22	0.28	0.25
Net realized and unrealized gains (losses)	1.08	(3.00)	1.53	1.20	1.99	(1.16)
Total from investment operations	1.20	(2.76)	1.78	1.42	2.27	(0.91)
Less distributions:
Distributions from net investment income	(0.25)	(0.25)	(0.22)	(0.29)	(0.26)	(0.21)
Distributions from net realized gains	—	(0.30)	—	(0.04)	(0.08)	(0.02)
Total distributions	(0.25)	(0.55)	(0.22)	(0.33)	(0.34)	(0.23)
Net asset value at end of period	$14.88	$13.93	$17.24	$15.68	$14.59	$12.66
Total return	8.58%[2]	(16.00%)	11.42%	10.09%	18.05%	(6.70%)
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.49%[4]	0.49%[5]	0.49%	0.50%	0.51%	0.50%
Gross operating expenses[3]	0.49%[4]	0.49%[5]	0.49%	0.50%	0.51%	0.50%
Net investment income (loss)	1.60%[4]	1.61%	1.48%	1.56%	2.04%	1.87%
Portfolio turnover rate	13%[2]	13%	8%	21%	7%	8%
Net assets, end of period (x 1,000)	$159,305	$150,867	$184,104	$163,848	$162,364	$139,551

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab VIT Balanced with Growth Portfolio | Semiannual Report6

Schwab VIT Balanced with Growth Portfolio
Portfolio Holdings  as of June 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, typically 60-80 days after the end of the fund’s fiscal quarter.

SECURITY	VALUE AT 12/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/23	BALANCE OF SHARES HELD AT 6/30/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.3% OF NET ASSETS

U.S. Stocks 38.2%
Large-Cap 34.0%
Schwab U.S. Large-Cap ETF	$40,716,360	$11,763,542	($5,337,426)	$112,991	$6,883,696	$54,139,163	1,033,782	$360,060
Small-Cap 4.2%
Schwab U.S. Small-Cap ETF	9,025,750	841,451	(3,802,461)	786,597	(184,451)	6,666,886	152,212	52,165
						60,806,049

International Stocks 22.2%
Developed Markets 19.0%
Schwab International Equity ETF	25,641,962	1,081,358	(3,951,526)	508,566	2,224,577	25,504,937	715,426	280,278
Schwab International Small-Cap Equity ETF	4,592,543	278,731	(382,542)	(58,715)	397,405	4,827,422	142,950	23,587
						30,332,359
Emerging Markets 3.2%
Schwab Emerging Markets Equity ETF	9,039,881	532,143	(4,806,819)	(133,783)	467,259	5,098,681	207,011	26,366
						35,431,040

Real Estate 4.7%
U.S. REITs 4.7%
Schwab U.S. REIT ETF	9,023,824	977,880	(2,746,566)	103,862	38,124	7,397,124	378,757	124,816

Fixed Income 31.0%
Inflation-Protected Bond 1.0%
Schwab U.S. TIPS ETF	1,463,016	173,917	(58,158)	(9,424)	28,034	1,597,385	30,467	12,302
Intermediate-Term Bond 26.1%
Schwab U.S. Aggregate Bond ETF	39,532,626	3,430,566	(1,758,284)	(364,865)	787,045	41,627,088	901,800	517,537
Treasury Bond 3.9%
Schwab Short-Term U.S. Treasury ETF	5,919,096	542,918	(220,584)	(15,875)	(8,177)	6,217,378	129,367	84,649
						49,441,851

Money Market Funds 3.2%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.10% (b)	4,993,425	107,376	—	—	(506)	5,100,295	5,099,275	119,749
Total Affiliated Underlying Funds (Cost $124,298,660)	$149,948,483	$19,729,882	($23,064,366 )	$929,354	$10,633,006	$158,176,359		$1,601,509
Total Investments in Securities (Cost $124,298,660)						$158,176,359

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.

See financial notes
7Schwab VIT Balanced with Growth Portfolio | Semiannual Report

Schwab VIT Balanced with Growth Portfolio
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At June 30, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3 (see financial note 2(a) for additional information).
See financial notes
Schwab VIT Balanced with Growth Portfolio | Semiannual Report8

Schwab VIT Balanced with Growth Portfolio
Statement of Assets and Liabilities

As of June 30, 2023; unaudited
Assets
Investments in securities, at value - affiliated (cost $124,298,660)		$158,176,359
Cash		919,055
Receivables:
Investments sold		2,242,910
Dividends	+	12,799
Total assets		161,351,123

Liabilities
Payables:
Investments bought		1,906,094
Investment adviser and administrator fees		62,057
Fund shares redeemed		54,529
Independent trustees’ fees		15
Accrued expenses	+	23,657
Total liabilities		2,046,352
Net assets		$159,304,771

Net Assets by Source
Capital received from investors		$125,468,723
Total distributable earnings	+	33,836,048
Net assets		$159,304,771

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$159,304,771		10,705,655		$14.88

See financial notes
9Schwab VIT Balanced with Growth Portfolio | Semiannual Report

Schwab VIT Balanced with Growth Portfolio
Statement of Operations

For the period January 1, 2023 through June 30, 2023; unaudited
Investment Income
Dividends received from securities - affiliated		$1,601,509
Interest received from securities - unaffiliated	+	12,509
Total investment income		1,614,018

Expenses
Investment adviser and administrator fees		347,613
Professional fees		11,571
Independent trustees’ fees		6,311
Portfolio accounting fees		5,918
Shareholder reports		2,782
Transfer agent fees		393
Custodian fees		392
Other expenses	+	877
Total expenses	–	375,857
Net investment income		1,238,161

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated		929,354
Net change in unrealized appreciation (depreciation) on securities - affiliated	+	10,633,006
Net realized and unrealized gains		11,562,360
Increase in net assets resulting from operations		$12,800,521
See financial notes
Schwab VIT Balanced with Growth Portfolio | Semiannual Report10

Schwab VIT Balanced with Growth Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/23-6/30/23		1/1/22-12/31/22
Net investment income		$1,238,161	$2,582,585
Net realized gains (losses)		929,354	(1,288,507)
Net change in unrealized appreciation (depreciation)	+	10,633,006	(30,730,027)
Increase (decrease) in net assets resulting from operations		$12,800,521	($29,435,949 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($2,582,319 )	($5,827,177 )

TRANSACTIONS IN FUND SHARES
	1/1/23-6/30/23			1/1/22-12/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		223,508	$3,286,994	590,536	$8,857,377
Shares reinvested		173,543	2,582,319	418,619	5,827,177
Shares redeemed	+	(525,469)	(7,650,157)	(852,798)	(12,658,007)
Net transactions in fund shares		(128,418)	($1,780,844 )	156,357	$2,026,547

SHARES OUTSTANDING AND NET ASSETS
	1/1/23-6/30/23			1/1/22-12/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		10,834,073	$150,867,413	10,677,716	$184,103,992
Total increase (decrease)	+	(128,418)	8,437,358	156,357	(33,236,579)
End of period		10,705,655	$159,304,771	10,834,073	$150,867,413
See financial notes
11Schwab VIT Balanced with Growth Portfolio | Semiannual Report

Schwab VIT Balanced with Growth Portfolio
Financial Notes, unaudited

1. Business Structure of the Fund:
Schwab VIT Balanced with Growth Portfolio (the fund) is a series of Schwab Annuity Portfolios (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB ANNUITY PORTFOLIOS (ORGANIZED JANUARY 21, 1994)
Schwab Government Money Market Portfolio
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio
The fund is a “fund of funds” which primarily invests in affiliated Schwab Exchange-Traded Funds (ETFs). The fund may also invest in affiliated mutual funds from Schwab Funds and unaffiliated third-party ETFs and mutual funds (all such ETFs and mutual funds referred to as "underlying funds"). The fund may also invest directly in equity or fixed-income securities, including bonds, cash equivalents, money market funds and money market investments, to achieve its investment objectives.
The fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund is available exclusively as an investment vehicle for variable annuity and variable life insurance contracts offered by separate accounts of participating life insurance companies and in the future may be offered to pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended. At June 30, 2023, 100% of the fund’s shares were held through separate accounts of five insurance companies. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the fund should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
• Mutual funds: Mutual funds are valued at their respective NAVs.
Schwab VIT Balanced with Growth Portfolio | Semiannual Report12

Schwab VIT Balanced with Growth Portfolio
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, ETFs and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of June 30, 2023, are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Securities Lending: Under the trust’s Securities Lending Program, the fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides the fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. The fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities  lending agreement allow the fund or the lending agent to
13Schwab VIT Balanced with Growth Portfolio | Semiannual Report

Schwab VIT Balanced with Growth Portfolio
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement.  Securities lending income, as disclosed in the fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of June 30, 2023, the fund had no securities on loan.

Cash Investments: The fund may invest a portion of its assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the fund.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets. The fund bears its share of the acquired fund fees and expenses of the underlying funds, which are indirect expenses incurred by the fund through its investments in the underlying funds. Such expenses are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income and net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
Schwab VIT Balanced with Growth Portfolio | Semiannual Report14

Schwab VIT Balanced with Growth Portfolio
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(j) Regulatory Update:
Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

3. Risk Factors:
Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The fund is subject to the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments may cause the fund to underperform other funds with a similar investment objective.
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
ETF Risk. When the fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.
Direct Investment Risk. The fund may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities, to maintain its allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.
Underlying Fund Investment Risk. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest, which include any combination of the risks described below.
• Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
• Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, an underlying fund’s performance could be impacted.
• Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund’s
15Schwab VIT Balanced with Growth Portfolio | Semiannual Report

Schwab VIT Balanced with Growth Portfolio
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged, resulting in the dollar value of an underlying fund’s investment being adversely affected.
• Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with an underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
• Growth Investing Risk. Certain of the underlying funds pursue a “growth style” of investing. Growth investing focuses on a company’s prospects for growth of revenue and earnings. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks also can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks. Since growth companies usually invest a high portion of earnings in their business, they may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
• Value Investing Risk. Certain of the underlying funds may pursue a “value style” of investing. Value investing focuses on companies whose stocks appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If an underlying fund’s investment adviser’s (or sub-adviser’s) assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the underlying fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.
• Fixed-Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. A change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates. A rise in interest rates could cause an underlying fund’s share price to fall. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed-income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt an underlying fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.
• Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an underlying fund’s yield will change over time. During periods when interest rates are low, an underlying fund’s yield (and total return) also may be low. Changes in interest rates also may affect an underlying fund’s share price: a rise in interest rates generally causes an underlying fund’s share price to fall. The longer an underlying fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. Also, a change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of fixed-income securities in which the underlying fund invests.
• Credit Risk. A decline in the credit quality of an issuer or guarantor of a portfolio investment could cause an underlying fund to lose money or underperform. An underlying fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.
• Prepayment and Extension Risk. Certain fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected, especially during periods of falling or rising interest rates, respectively. Prepayments of obligations could cause an underlying fund to forgo future interest income on the portion of the security’s principal repaid early and force the underlying fund to reinvest that money at the lower prevailing interest rates. Extensions of obligations could cause the fund to exhibit additional volatility and hold securities paying lower-than-market rates of interest. Either case could hurt the underlying fund’s performance.
• U.S. Government Securities Risk. Some of the U.S. government securities that the underlying funds invest in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Issuers such as the Federal Home Loan Banks (FHLB) maintain limited access to credit lines from the U.S. Treasury. Certain
Schwab VIT Balanced with Growth Portfolio | Semiannual Report16

Schwab VIT Balanced with Growth Portfolio
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the underlying funds own do not extend to shares of the underlying funds themselves.
• Real Estate Investment Risk. An underlying fund in which the fund may invest may have a policy of concentrating its investments in real estate companies and companies related to the real estate industry. As such, an underlying fund is subject to risks associated with the direct ownership of real estate securities and the fund’s investment in such an underlying fund is subject to risks associated with the direct ownership of real estate securities and an investment in the underlying fund will be closely linked to the performance of the real estate markets. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.
• Real Estate Investment Trusts (REITs) Risk. An underlying fund may invest in REITs. An underlying fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks. For example, equity REITs may be affected by changes in the value of the underlying properties owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. Further, REITs may have their investments in relatively few properties, a small geographic area or a single property type. In addition, REITs have their own expenses, and the underlying fund will bear a proportionate share of those expenses.
• Mortgage-Backed and Mortgage Pass-Through Securities Risk. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar or greater risk of decline in fair value during periods of rising interest rates. Certain of the mortgage-backed securities in which an underlying fund may invest are issued or guaranteed by agencies or instrumentalities of the U.S. government but are not backed by the full faith and credit of the U.S. government. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so which can cause an underlying fund to lose money or underperform. The risks of investing in mortgage-backed securities include, among others, interest rate risk, credit risk, prepayment risk and extension risk. Transactions in mortgage pass-through securities often occur through to-be-announced (TBA) transactions. An underlying fund could lose money or underperform if a TBA counterparty defaults or goes bankrupt.
• Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.
• Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the underlying fund may have to sell them at a loss.
• Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase volatility, and could cause the underlying fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund.
• Securities Lending Risk. Certain underlying funds engage in securities lending, which involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
• Management Risk. An underlying fund may be an actively managed mutual fund. Any actively managed mutual fund is subject to the risk that its investment adviser (or sub-adviser(s)) will make poor security selections. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results.
• Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below
17Schwab VIT Balanced with Growth Portfolio | Semiannual Report

Schwab VIT Balanced with Growth Portfolio
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
that of the index. Errors relating to an index may occur from time to time and may not be identified by the underlying fund’s index provider for a period of time. In addition, market disruptions could cause delays in an underlying fund’s index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for an underlying fund.
• Tracking Error Risk. An underlying fund may seek to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
• Concentration Risk. To the extent that an underlying fund’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political, or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
• Commodity Risk. To the extent that an underlying fund invests in commodity-linked derivative instruments, it may subject the underlying fund to greater volatility than investments in traditional securities. Also, commodity-linked investments may be more volatile and less liquid than the underlying commodity. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and other regulatory and market developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
• Money Market Fund Risk. The fund may invest in underlying money market funds that either seek to maintain a stable $1.00 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1.00 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when the fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund’s liquidity falls below required minimums.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee, accrued daily and payable monthly, equal to 0.45% of the fund’s average daily net assets.
Expense Limitation
The investment adviser and its affiliates have agreed with the fund, for so long as the investment adviser serves as the investment adviser to the fund, in which the agreement may only be amended or terminated with approval of the fund’s Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses to 0.58%.
The agreement to limit the fund’s total expenses charged is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds.
Schwab VIT Balanced with Growth Portfolio | Semiannual Report18

Schwab VIT Balanced with Growth Portfolio
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Investments in Affiliates
The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related ETFs and mutual funds. As of June 30, 2023, the Schwab VIT Balanced with Growth Portfolio’s ownership percentages of other related funds’ shares are as follows:
Schwab Emerging Markets Equity ETF	0.1%
Schwab International Equity ETF	0.1%
Schwab International Small-Cap Equity ETF	0.1%
Schwab Short-Term U.S. Treasury ETF	0.0%*
Schwab U.S. Aggregate Bond ETF	0.6%
Schwab U.S. Large-Cap ETF	0.2%
Schwab U.S. REIT ETF	0.1%
Schwab U.S. Small-Cap ETF	0.0%*
Schwab U.S. TIPS ETF	0.0%*
Schwab Variable Share Price Money Fund, Ultra Shares	0.1%

*	Less than 0.05%
Interfund Transactions
The fund may engage in transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended June 30, 2023, the fund’s purchases and sales of securities with other funds in the Fund Complex was $482,789 and $5,420,621 respectively, and includes realized gains of $664,147.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), maturing on September 28, 2023. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, maturing on September 28, 2023. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in the fund’s Statement of Operations, if any.  The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
19Schwab VIT Balanced with Growth Portfolio | Semiannual Report

Schwab VIT Balanced with Growth Portfolio
Financial Notes, unaudited (continued)

 7. Purchases and Sales of Investment Securities:
For the period ended June 30, 2023, purchases and sales of securities (excluding short-term obligations) were as follows:
PURCHASES OF SECURITIES	SALES OF SECURITIES
$19,729,882	$23,064,366

8. Federal Income Taxes:
As of June 30, 2023, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$125,837,416	$37,919,826	($5,580,883)	$32,338,943
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2022, the fund had capital loss carryforwards of $585,828.
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2023. The tax basis components of distributions paid during the fiscal year ended December 31, 2022 were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME	LONG-TERM CAPITAL GAINS
$2,673,357	$3,153,820
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of December 31, 2022, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the fund’s Statement of Operations. During the fiscal year ended December 31, 2022, the fund did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab VIT Balanced with Growth Portfolio | Semiannual Report20

Schwab VIT Balanced with Growth Portfolio
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between Schwab Annuity Portfolios (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab VIT Balanced with Growth Portfolio (the Fund), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Fund at meetings held on April 27, 2023 and June 6, 2023, and approved the renewal of the Agreement with respect to the Fund for an additional one-year term at the meeting on June 6, 2023 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Fund;
2.
the Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.
the Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered investments the investment adviser has made in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise in key areas (including portfolio management and trade operations), and improving business continuity, cybersecurity, due diligence, risk
21Schwab VIT Balanced with Growth Portfolio | Semiannual Report

Schwab VIT Balanced with Growth Portfolio
management processes, and information security programs, which are designed to provide enhanced services to the Fund and its shareholders. The Trustees considered Schwab’s overall financial condition and its reputation as a full service brokerage firm. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of the market environment, as well as in consideration of the Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and the Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Fund and provision of services as well as the competitive marketplace for financial products. The Trustees also considered the investment adviser’s contractual commitment to limit the total annual operating expenses of the Fund for so long as the investment adviser serves as the adviser to the Fund. The Trustees also considered fees charged by the investment adviser to other mutual funds and the unique insurance dedicated distribution arrangements of the Fund as compared to other funds managed by the investment adviser. The Trustees noted that shareholders of the Fund indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Fund and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Fund, such as whether, by virtue of its management of the Fund, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. Also, because the Fund invests a portion of its assets in other funds within the Schwab fund complex, the Trustees considered that the investment adviser indirectly benefits from the Fund’s investments in other underlying funds managed by the investment adviser. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Fund by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision and although the Fund does not have breakpoints in its advisory fee, the Trustees considered the potential existence of any economies of scale and whether those are passed along to the Fund’s shareholders through the enhancement of services provided to the Fund in return for fees paid, including through investments by the investment adviser in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Fund and its shareholders. The Trustees acknowledged that the investment adviser has invested in its infrastructure, as discussed above, over time and that the investment adviser’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Fund continue to increase as a result of regulatory or other developments. The Trustees considered that the investment adviser and its affiliates may employ contractual expense caps to protect shareholders from higher fees when fund assets are relatively small, for example,
Schwab VIT Balanced with Growth Portfolio | Semiannual Report22

Schwab VIT Balanced with Growth Portfolio
in the case of newer funds or funds with investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
23Schwab VIT Balanced with Growth Portfolio | Semiannual Report

Schwab VIT Balanced with Growth Portfolio
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Annuity Portfolios, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 106 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	106	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	106	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	106	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	106	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	106	None
Schwab VIT Balanced with Growth Portfolio | Semiannual Report24

Schwab VIT Balanced with Growth Portfolio
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	106	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	106	None
25Schwab VIT Balanced with Growth Portfolio | Semiannual Report

Schwab VIT Balanced with Growth Portfolio

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)
Co-Chairman of the Board (July 2022 – present), Director and Chief
Executive Officer (Oct. 2008 – present) and President
(Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and
Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director
(May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director
(Apr. 2006 – present), Charles Schwab Bank, SSB; Director
(Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director
(July 2019 – present), Charles Schwab Trust Bank; Director
(May 2008 – present), Chief Executive Officer (Aug. 2017 – present) and
President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Director
(Oct. 2020 – present), TD Ameritrade Holding Corporation; Director
(July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.
		106	Director (2008 – present), The Charles Schwab Corporation
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)
President (Oct. 2021 – present) and Executive Vice President – Schwab
Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles
Schwab Corporation; President, Director (Oct. 2021 – present), Executive
Vice President – Schwab Asset Management Solutions
(July 2019 – Oct. 2021) and Senior Vice President – Advisory
(May 2016 – July 2019), Charles Schwab & Co., Inc.; President
(Nov. 2021 – present), Schwab Holdings, Inc.; Director
(Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive
Officer and President (Mar. 2018 – Oct. 2022), Charles Schwab Investment
Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and
President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive
Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.
		106	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2018)

Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer
(Jan. 2021 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab
Investment Management, Inc.; Senior Vice President (June 2020 – Mar. 2022) and Chief
Operating Officer (Jan. 2021 – Mar. 2022), Charles Schwab Investment Advisory, Inc.; Chief
Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee
(Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(May 2022 – present), Senior Vice President (Apr. 2019 – May 2022) and Senior Vice
President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), Charles
Schwab & Co., Inc.

Mark Fischer
1970
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2013)

Chief Operating Officer (Dec. 2020 – present) and Treasurer and Chief Financial Officer
(Jan. 2016 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(Mar. 2023 – present), Chief Financial Officer (Mar. 2020 – present) and Vice President
(Oct. 2013 – Mar. 2023), Charles Schwab Investment Management, Inc.

Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2023)

Treasurer and Chief Financial Officer (Jan. 2023 – present) and Assistant Treasurer
(Dec. 2015 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(Mar. 2023 – present), Vice President (Mar. 2022 – Mar. 2023) and Director
(Oct. 2015 – Mar. 2022), Charles Schwab Investment Management, Inc.

Schwab VIT Balanced with Growth Portfolio | Semiannual Report26

Schwab VIT Balanced with Growth Portfolio
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Omar Aguilar
1970
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Chief Executive Officer (Jan. 2022 – present), Chief Investment Officer (Apr. 2011 – present)
and Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment
Management, Inc.; Director, Chief Executive Officer and President (Oct. 2022 – present),
Charles Schwab Investment Advisory, Inc.; Vice President and Chief Investment Officer
(June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.

Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Managing Director (Mar. 2023 – present), Chief Investment Officer (Apr. 2011 – present) and
Senior Vice President (Apr. 2011 – Mar. 2023) Charles Schwab Investment Management, Inc.;
Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus
Trust and Schwab ETFs.

William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2021)

Managing Director (Mar. 2023 – present), Chief Investment Officer (Jan. 2020 – present) and
Senior Vice President (Jan. 2020 – Mar. 2023) Charles Schwab Investment
Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present),
Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment
Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment
Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018),
ThomasPartners, Inc.

Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and
Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios and Laudus Trust since 2005; Schwab Strategic
Trust since 2009)

Managing Director (Mar. 2023 – present), Chief Legal Officer (Mar. 2022 – present) and Vice
President (Sept. 2005 – Mar. 2023), Charles Schwab Investment Management, Inc.;
Managing Director (May 2022 – present) and Vice President (July 2005 – May 2022), Charles
Schwab & Co., Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk
(Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present),
Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021),
Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and
Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.

1
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
2
Mr. Bettinger and Mr. Wurster are Interested Trustees. Mr. Bettinger and Mr. Wurster are Interested Trustees because each owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
3
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
27Schwab VIT Balanced with Growth Portfolio | Semiannual Report

Schwab VIT Balanced with Growth Portfolio
Glossary

Bloomberg US Aggregate Bond Index An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Treasury 1–3 Year Index An index which includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to one year and less than three years, are rated investment grade, and have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index excludes state and local government series bonds and coupon issues that have been stripped from bonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Treasury 3–10 Year Index An index which includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to three years and less than ten years, are rated investment grade, and have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index excludes state and local government series bonds and coupon issues that have been stripped from bonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Treasury Bills 1–3 Month Index An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $300 million or more of outstanding face value. It excludes zero-coupon STRIPS.
Bloomberg US Treasury Inflation-Linked Bond Index (Series-L) An index which includes all publicly-issued U.S. Treasury Inflation-Protected Securities (TIPS) that have at least one year remaining to maturity, are rated investment grade and have $500 million or more of outstanding face value. The TIPS in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index is market capitalization weighted and the TIPS in the index are updated on the last business day of each month. TIPS are publicly issued, dollar denominated U.S. Government securities issued by the U.S. Treasury that have principal and interest payments linked to an official inflation measure (as measured by the Consumer Price Index, or CPI) and their payments are supported by the full faith and credit of the United States.
Dow Jones Equity All REIT Capped Index A float-adjusted market cap weighted index that is designed to measure all equity real estate investment trusts (REITs) in the Dow Jones U.S. Total Stock Market Index, as defined by the S&P Dow Jones Indices REIT/RESI Industry Classification Hierarchy, that meet the minimum float market capitalization (FMC) and liquidity thresholds. The aggregate weight of all companies weighing more than 4.5% cannot exceed 22.5%, and no single company’s weight can exceed 10%. The index is reviewed daily based on each company’s capped market capitalization weight. Daily capping is only performed when the sum of companies with weights great than 5% exceeds 25%.
Dow Jones U.S. Large-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of large-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Select REIT Index An index that is a float-adjusted market-capitalization weighted index comprised of income-producing commercial and/or residential real estate investment trusts (REITs). The index excludes mortgage REITs, net-lease REITs, real estate finance companies, mortgage brokers and bankers, commercial and residential real estate brokers and estate agents, homebuilders, large landowners and sub-dividers of unimproved land, hybrid REITs, timber REITs and companies that have more than 25% of their assets in direct mortgage investments.
Dow Jones U.S. Small-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of small-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Total Stock Market Index An index which includes all U.S. equity issues with readily available prices. The index is a float-adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
FTSE Developed ex US Index (Net)  An index that is comprised of large- and mid-capitalization companies in developed countries outside the United States, as defined by the index provider. The index defines the large- and mid-capitalization universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Developed Small Cap ex US Liquid Index (Net) An index comprised of small-capitalization companies in developed countries outside the United States, as defined by the index provider. The index defines the small-capitalization universe as approximately the bottom 10% of the eligible universe with a minimum free float capitalization of $150 million. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Emerging Index (Net)  An index that is comprised of large- and mid-capitalization companies in emerging market countries, as defined by the index provider. The index defines the large- and mid-capitalization universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
S&P 500 Index An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
VIT Balanced with Growth Composite Index A custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation and calculated using the following portion allocations effective April 28, 2023: 26.1% Bloomberg US Aggregate Bond Index, 3.9% Bloomberg US Treasury 1-3 Year Index, 4.0%
Schwab VIT Balanced with Growth Portfolio | Semiannual Report28

Schwab VIT Balanced with Growth Portfolio
Bloomberg US Treasury Bills 1-3 Month Index, 1.0% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 4.6% Dow Jones Equity All REIT Capped Index, 34.0% Dow Jones U.S. Large Cap Total Stock Market Index, 4.2% Dow Jones U.S. Small Cap Total Stock Market Index, 3.2% FTSE All Emerging Index (Net), 16.0% FTSE Developed ex US Index (Net), and 3.0% FTSE Developed Small Cap ex US Liquid Index (Net). From July 1, 2020 through April 27, 2023, the blended index was derived using the following allocations: 26.1% Bloomberg US Aggregate Bond Index, 3.9% Bloomberg US Treasury 1-3 Year Index, 4.0% Bloomberg US Treasury Bills 1-3 Month Index, 1.0% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 6.0% Dow Jones Equity All REIT Capped Index, 27.0% Dow Jones U.S. Large-Cap Total Stock Market Index, 6.0% Dow Jones U.S. Small-Cap Total Stock Market Index, 6.0% FTSE All Emerging Index (Net), 17.0% FTSE Developed ex US Index (Net), 3.0% FTSE Developed Small Cap ex US Liquid Index (Net). From April 29, 2020 through June 30, 2020, the blended index was derived using the following allocations: 26.1% Bloomberg US Aggregate Bond Index, 3.9% Bloomberg US Treasury 1-3 Year Index, 4.0% Bloomberg US Treasury Bills 1-3 Month Index, 1.0% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 6.0% Dow Jones U.S. Select REIT Index, 27.0% Dow Jones U.S. Large-Cap Total Stock Market Index, 6.0% Dow Jones U.S. Small-Cap Total Stock Market Index, 6.0% FTSE All Emerging Index (Net), 17.0% FTSE Developed ex US Index (Net), 3.0% FTSE Developed
Small Cap ex US Liquid Index (Net). From June 8, 2016 through April 28, 2020, the blended index was derived using the following allocations: 1% Bloomberg Global Treasury ex-US Capped Index, 27% Bloomberg US Aggregate Bond Index, 5% Bloomberg US Treasury Bills 1-3 Month Index, 2% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 4% Bloomberg Commodity Index, 6% Dow Jones U.S. Select REIT Index, 22% Dow Jones U.S. Large-Cap Total Stock Market Index, 6% Dow Jones U.S. Small-Cap Total Stock Market Index, 6% FTSE All Emerging Index (Net), 17% FTSE Developed ex US Index (Net), 3% FTSE Developed Small Cap ex US Liquid Index (Net), and 1% Russell Microcap Index. Prior to June 8, 2016, the composite index was derived using the following allocations: 22% Dow Jones U.S. Large-Cap Total Stock Market Index, 6% Dow Jones U.S. Small-Cap Total Stock Market Index, 1% Russell Microcap Index, 17% FTSE Developed ex US Index (Net), 3% FTSE Developed Small Cap ex US Liquid Index (Net), 6% FTSE Emerging Index (Net), 6% Dow Jones U.S. Select REIT Index, 4% Dow Jones UBS Commodity Index, 2% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 9% Bloomberg US Treasury 3-10 Year Index, 2% Bloomberg US Aggregate: Agencies Index, 4% Bloomberg US Credit Index, 11% Bloomberg US Mortgage Backed Securities Index, 1% Bloomberg Global Treasury ex-US Capped Index, 1% Bloomberg High Yield Bond Very Liquid Index, and 5% Bloomberg US Treasury Bills 1-3 Month Index.
29Schwab VIT Balanced with Growth Portfolio | Semiannual Report

Notes

Notes

Semiannual Report | June 30, 2023
Schwab VIT Growth Portfolio

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
Investment Adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM

Schwab VIT Growth Portfolio
Portfolio Management

Zifan Tang, Ph.D., CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the co-management of the fund. Prior to joining Schwab in 2012, Ms. Tang was a product manager at Thomson
Reuters and from 1997 to 2009 worked as a portfolio manager at Barclays Global Investors (now known as
BlackRock).

Drew Hayes, CFA, Portfolio Manager for Schwab Asset Management, is responsible for the co-management of the fund. Mr. Hayes has been with Schwab since 2006. Before becoming a portfolio manager, he spent seven years as a senior fixed income specialist for Schwab Wealth Advisory, Inc. Prior to that, he worked as a bond investment specialist for two years and as a registered representative for two years for Charles
Schwab & Co., Inc.

Patrick Kwok, CFA, Portfolio Manager for Schwab Asset Management, is responsible for the co-management of the fund. Previously, Mr. Kwok served as an associate portfolio manager from 2012 to 2016. Prior to that, he worked as a fund administration manager, where he was responsible for oversight of sub-advisers, trading, cash management, and fund administration supporting the Charles Schwab Trust Bank Collective Investment
Trusts and multi-asset Schwab Funds. Prior to joining Schwab Asset Management in 2008, Mr. Kwok spent two years as an asset operations specialist at Charles Schwab Trust Company. He also worked for one year at
State Street Bank & Trust as a portfolio accountant and pricing specialist.

Schwab VIT Growth Portfolio | Semiannual Report2

Schwab VIT Growth Portfolio

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab VIT Growth Portfolio (07/25/12)	10.40%	11.33%	5.27%	6.25%
S&P 500® Index	16.89%	19.59%	12.31%	12.86%
Bloomberg US Aggregate Bond Index	2.09%	-0.94%	0.77%	1.52%
VIT Growth Composite Index	10.36%	12.08%	5.78%	6.83%
Fund Category: Moderately Aggressive Allocation[2]	9.70%	11.25%	5.80%	7.18%
Fund Expense Ratio[3]: 0.55%

All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up the composite index may vary over time. For index definitions, please see the Glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. Fund performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus. Includes 0.06% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Reflects the total annual fund operating expenses without contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the Financial Highlights section of the financial statements.
3Schwab VIT Growth Portfolio | Semiannual Report

Schwab VIT Growth Portfolio
Performance and Fund Facts as of June 30, 2023

Statistics
Number of Holdings	8
Portfolio Turnover Rate	9% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
1
Not annualized.
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab Funds and unaffiliated third-party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). The fund may also invest directly in equity, fixed-income, or other securities or investments, as appropriate, consistent with its investment objectives, strategies, and policies.
4
This list is not a recommendation of any security by the investment adviser.
Schwab VIT Growth Portfolio | Semiannual Report4

Schwab VIT Growth Portfolio
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2023 and held through June 30, 2023.
The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED)[1,2]	EFFECTIVE EXPENSE RATIO (ANNUALIZED)[3,4]	BEGINNING ACCOUNT VALUE AT 1/1/23	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 6/30/23[2]	EXPENSES PAID DURING PERIOD 1/1/23-6/30/23[2,5]	EFFECTIVE EXPENSES PAID DURING PERIOD 1/1/23-6/30/23[4,5]
Schwab VIT Growth Portfolio
Actual Return	0.49%	0.55%	$1,000.00	$1,104.00	$2.56	$2.87
Hypothetical 5% Return	0.49%	0.55%	$1,000.00	$1,022.36	$2.46	$2.76

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Based on the most recent six-month acquired fund fees and expenses and the expense ratio; may differ from the acquired fund fees and expenses and the expense ratio in the prospectus.
[4]	Includes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[5]
Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days in the period, and divided by
365 days in the fiscal year.

5Schwab VIT Growth Portfolio | Semiannual Report

Schwab VIT Growth Portfolio
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/23– 6/30/23*	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18
Per-Share Data
Net asset value at beginning of period	$15.69	$19.83	$17.52	$16.24	$13.75	$15.28
Income (loss) from investment operations:
Net investment income (loss)[1]	0.12	0.25	0.29	0.24	0.30	0.27
Net realized and unrealized gains (losses)	1.51	(3.68)	2.27	1.51	2.54	(1.53)
Total from investment operations	1.63	(3.43)	2.56	1.75	2.84	(1.26)
Less distributions:
Distributions from net investment income	(0.26)	(0.29)	(0.25)	(0.32)	(0.27)	(0.22)
Distributions from net realized gains	—	(0.42)	—	(0.15)	(0.08)	(0.05)
Total distributions	(0.26)	(0.71)	(0.25)	(0.47)	(0.35)	(0.27)
Net asset value at end of period	$17.06	$15.69	$19.83	$17.52	$16.24	$13.75
Total return	10.40%[2]	(17.24%)	14.67%	11.34%	20.84%	(8.35%)
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.49%[4]	0.49%[5]	0.49%	0.50%	0.51%	0.50%
Gross operating expenses[3]	0.49%[4]	0.49%[5]	0.49%	0.50%	0.51%	0.50%
Net investment income (loss)	1.46%[4]	1.50%	1.53%	1.55%	1.98%	1.78%
Portfolio turnover rate	9%[2]	13%	13%	18%	5%	9%
Net assets, end of period (x 1,000)	$157,913	$147,720	$187,038	$165,495	$160,381	$139,844

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab VIT Growth Portfolio | Semiannual Report6

Schwab VIT Growth Portfolio
Portfolio Holdings  as of June 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, typically 60-80 days after the end of the fund’s fiscal quarter.

SECURITY	VALUE AT 12/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/23	BALANCE OF SHARES HELD AT 6/30/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.1% OF NET ASSETS

U.S. Stocks 45.9%
Large-Cap 39.6%
Schwab U.S. Large-Cap ETF	$51,728,400	$7,635,215	($5,306,179)	$127,415	$8,323,300	$62,508,151	1,193,587	$432,240
Small-Cap 6.3%
Schwab U.S. Small-Cap ETF	10,311,051	794,792	(2,016,473)	10,232	813,696	9,913,298	226,331	67,984
						72,421,449

International Stocks 30.1%
Developed Markets 24.7%
Schwab International Equity ETF	31,021,032	1,652,816	(2,766,118)	269,735	3,027,409	33,204,874	931,413	362,389
Schwab International Small-Cap Equity ETF	7,432,081	323,239	(2,474,977)	183,245	387,267	5,850,855	173,256	28,318
						39,055,729
Emerging Markets 5.4%
Schwab Emerging Markets Equity ETF	11,803,377	900,041	(4,626,571)	(195,902)	647,956	8,528,901	346,281	44,001
						47,584,630

Real Estate 6.1%
U.S. REITs 6.1%
Schwab U.S. REIT ETF	8,847,185	1,040,275	(444,797)	(1,419)	142,361	9,583,605	490,712	144,441

Fixed Income 14.0%
Intermediate-Term Bond 14.0%
Schwab U.S. Aggregate Bond ETF	20,787,093	1,939,500	(811,277)	(166,982)	384,786	22,133,120	479,487	272,800

Money Market Funds 3.0%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.10% (b)	4,712,757	101,341	—	—	(477)	4,813,621	4,812,658	113,019
Total Affiliated Underlying Funds (Cost $109,471,365)	$146,642,976	$14,387,219	($18,446,392 )	$226,324	$13,726,298	$156,536,425		$1,465,192
Total Investments in Securities (Cost $109,471,365)						$156,536,425

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
At June 30, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3 (see financial note 2(a) for additional information).
See financial notes
7Schwab VIT Growth Portfolio | Semiannual Report

Schwab VIT Growth Portfolio
Statement of Assets and Liabilities

As of June 30, 2023; unaudited
Assets
Investments in securities, at value - affiliated (cost $109,471,365)		$156,536,425
Cash		1,029,978
Receivables:
Investments sold		1,715,652
Dividends	+	12,078
Total assets		159,294,133

Liabilities
Payables:
Investments bought		1,259,375
Investment adviser and administrator fees		61,423
Fund shares redeemed		37,357
Independent trustees’ fees		17
Accrued expenses	+	23,244
Total liabilities		1,381,416
Net assets		$157,912,717

Net Assets by Source
Capital received from investors		$111,587,056
Total distributable earnings	+	46,325,661
Net assets		$157,912,717

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$157,912,717		9,257,762		$17.06

See financial notes
Schwab VIT Growth Portfolio | Semiannual Report8

Schwab VIT Growth Portfolio
Statement of Operations

For the period January 1, 2023 through June 30, 2023; unaudited
Investment Income
Dividends received from securities - affiliated		$1,465,192
Interest received from securities - unaffiliated	+	14,226
Total investment income		1,479,418

Expenses
Investment adviser and administrator fees		341,840
Professional fees		11,595
Independent trustees’ fees		6,293
Portfolio accounting fees		5,895
Shareholder reports		2,966
Transfer agent fees		392
Custodian fees		340
Other expenses	+	870
Total expenses	–	370,191
Net investment income		1,109,227

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated		226,324
Net change in unrealized appreciation (depreciation) on securities - affiliated	+	13,726,298
Net realized and unrealized gains		13,952,622
Increase in net assets resulting from operations		$15,061,849
See financial notes
9Schwab VIT Growth Portfolio | Semiannual Report

Schwab VIT Growth Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/23-6/30/23		1/1/22-12/31/22
Net investment income		$1,109,227	$2,393,593
Net realized gains (losses)		226,324	(984,395)
Net change in unrealized appreciation (depreciation)	+	13,726,298	(33,654,209)
Increase (decrease) in net assets resulting from operations		$15,061,849	($32,245,011 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($2,393,004 )	($6,624,352 )

TRANSACTIONS IN FUND SHARES
	1/1/23-6/30/23			1/1/22-12/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		119,582	$2,012,459	618,939	$11,110,432
Shares reinvested		140,270	2,393,004	425,729	6,624,352
Shares redeemed	+	(415,927)	(6,881,579)	(1,060,800)	(18,183,469)
Net transactions in fund shares		(156,075)	($2,476,116 )	(16,132)	($448,685 )

SHARES OUTSTANDING AND NET ASSETS
	1/1/23-6/30/23			1/1/22-12/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		9,413,837	$147,719,988	9,429,969	$187,038,036
Total increase (decrease)	+	(156,075)	10,192,729	(16,132)	(39,318,048)
End of period		9,257,762	$157,912,717	9,413,837	$147,719,988
See financial notes
Schwab VIT Growth Portfolio | Semiannual Report10

Schwab VIT Growth Portfolio
Financial Notes, unaudited

1. Business Structure of the Fund:
Schwab VIT Growth Portfolio (the fund) is a series of Schwab Annuity Portfolios (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB ANNUITY PORTFOLIOS (ORGANIZED JANUARY 21, 1994)
Schwab Government Money Market Portfolio
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio
The fund is a “fund of funds” which primarily invests in affiliated Schwab Exchange-Traded Funds (ETFs). The fund may also invest in affiliated mutual funds from Schwab Funds and unaffiliated third-party ETFs and mutual funds (all such ETFs and mutual funds referred to as "underlying funds"). The fund may also invest directly in equity or fixed-income securities, including bonds, cash equivalents, money market funds and money market investments, to achieve its investment objectives.
The fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund is available exclusively as an investment vehicle for variable annuity and variable life insurance contracts offered by separate accounts of participating life insurance companies, and in the future may be offered to pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended. At June 30, 2023, 100% of the fund’s shares were held through separate accounts of five insurance companies. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the fund should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
• Mutual funds: Mutual funds are valued at their respective NAVs.
11Schwab VIT Growth Portfolio | Semiannual Report

Schwab VIT Growth Portfolio
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, ETFs and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of June 30, 2023, are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Securities Lending: Under the trust’s Securities Lending Program, the fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides the fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. The fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities  lending agreement allow the fund or the lending agent to
Schwab VIT Growth Portfolio | Semiannual Report12

Schwab VIT Growth Portfolio
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement.  Securities lending income, as disclosed in the fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of June 30, 2023, the fund had no securities on loan.

Cash Investments: The fund may invest a portion of its assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the fund.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets. The fund bears its share of the acquired fund fees and expenses of the underlying funds, which are indirect expenses incurred by the fund through its investments in the underlying funds. Such expenses are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income and net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
13Schwab VIT Growth Portfolio | Semiannual Report

Schwab VIT Growth Portfolio
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(j) Regulatory Update:
Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

3. Risk Factors:
Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The fund is subject to the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments may cause the fund to underperform other funds with a similar investment objective.
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
ETF Risk. When the fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.
Direct Investment Risk. The fund may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities, to maintain its allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.
Underlying Fund Investment Risk. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest, which include any combination of the risks described below.
• Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
• Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, an underlying fund’s performance could be impacted.
• Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund’s
Schwab VIT Growth Portfolio | Semiannual Report14

Schwab VIT Growth Portfolio
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged, resulting in the dollar value of an underlying fund’s investment being adversely affected.
• Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with an underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
• Growth Investing Risk. Certain of the underlying funds pursue a “growth style” of investing. Growth investing focuses on a company’s prospects for growth of revenue and earnings. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks also can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks. Since growth companies usually invest a high portion of earnings in their business, they may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
• Value Investing Risk. Certain of the underlying funds may pursue a “value style” of investing. Value investing focuses on companies whose stocks appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If an underlying fund’s investment adviser’s (or sub-adviser’s) assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the underlying fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.
• Fixed-Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. A change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates. A rise in interest rates could cause an underlying fund’s share price to fall. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed-income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt an underlying fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.
• Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an underlying fund’s yield will change over time. During periods when interest rates are low, an underlying fund’s yield (and total return) also may be low. Changes in interest rates also may affect an underlying fund’s share price: a rise in interest rates generally causes an underlying fund’s share price to fall. The longer an underlying fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. Also, a change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of fixed-income securities in which the underlying fund invests.
• Credit Risk. A decline in the credit quality of an issuer or guarantor of a portfolio investment could cause an underlying fund to lose money or underperform. An underlying fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.
• Prepayment and Extension Risk. Certain fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected, especially during periods of falling or rising interest rates, respectively. Prepayments of obligations could cause an underlying fund to forgo future interest income on the portion of the security’s principal repaid early and force the underlying fund to reinvest that money at the lower prevailing interest rates. Extensions of obligations could cause the fund to exhibit additional volatility and hold securities paying lower-than-market rates of interest. Either case could hurt the underlying fund’s performance.
• U.S. Government Securities Risk. Some of the U.S. government securities that the underlying funds invest in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Issuers such as the Federal Home Loan Banks (FHLB) maintain limited access to credit lines from the U.S. Treasury. Certain
15Schwab VIT Growth Portfolio | Semiannual Report

Schwab VIT Growth Portfolio
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the underlying funds own do not extend to shares of the underlying funds themselves.
• Real Estate Investment Risk. An underlying fund in which the fund may invest may have a policy of concentrating its investments in real estate companies and companies related to the real estate industry. As such, an underlying fund is subject to risks associated with the direct ownership of real estate securities and the fund’s investment in such an underlying fund is subject to risks associated with the direct ownership of real estate securities and an investment in the underlying fund will be closely linked to the performance of the real estate markets. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.
• Real Estate Investment Trusts (REITs) Risk. An underlying fund may invest in REITs. An underlying fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks. For example, equity REITs may be affected by changes in the value of the underlying properties owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. Further, REITs may have their investments in relatively few properties, a small geographic area or a single property type. In addition, REITs have their own expenses, and the underlying fund will bear a proportionate share of those expenses.
• Mortgage-Backed and Mortgage Pass-Through Securities Risk. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar or greater risk of decline in fair value during periods of rising interest rates. Certain of the mortgage-backed securities in which an underlying fund may invest are issued or guaranteed by agencies or instrumentalities of the U.S. government but are not backed by the full faith and credit of the U.S. government. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so which can cause an underlying fund to lose money or underperform. The risks of investing in mortgage-backed securities include, among others, interest rate risk, credit risk, prepayment risk and extension risk. Transactions in mortgage pass-through securities often occur through to-be-announced (TBA) transactions. An underlying fund could lose money or underperform if a TBA counterparty defaults or goes bankrupt.
• Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.
• Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the underlying fund may have to sell them at a loss.
• Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase volatility, and could cause the underlying fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund.
• Securities Lending Risk. Certain underlying funds engage in securities lending, which involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
• Management Risk. An underlying fund may be an actively managed mutual fund. Any actively managed mutual fund is subject to the risk that its investment adviser (or sub-adviser(s)) will make poor security selections. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results.
• Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below
Schwab VIT Growth Portfolio | Semiannual Report16

Schwab VIT Growth Portfolio
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
that of the index. Errors relating to an index may occur from time to time and may not be identified by the underlying fund’s index provider for a period of time. In addition, market disruptions could cause delays in an underlying fund’s index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for an underlying fund.
• Tracking Error Risk. An underlying fund may seek to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
• Concentration Risk. To the extent that an underlying fund’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political, or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
• Commodity Risk. To the extent that an underlying fund invests in commodity-linked derivative instruments, it may subject the underlying fund to greater volatility than investments in traditional securities. Also, commodity-linked investments may be more volatile and less liquid than the underlying commodity. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and other regulatory and market developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
• Money Market Fund Risk. The fund may invest in underlying money market funds that either seek to maintain a stable $1.00 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1.00 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when the fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund’s liquidity falls below required minimums.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee, accrued daily and payable monthly, equal to 0.45% of the fund’s average daily net assets.
Expense Limitation
The investment adviser and its affiliates have agreed with the fund, for so long as the investment adviser serves as the investment adviser to the fund, in which the agreement may only be amended or terminated with approval of the fund’s Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses to 0.58%.
The agreement to limit the fund’s total expenses charged is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds.
17Schwab VIT Growth Portfolio | Semiannual Report

Schwab VIT Growth Portfolio
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Investments in Affiliates
The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related ETFs and mutual funds. As of June 30, 2023, the Schwab VIT Growth Portfolio’s ownership percentages of other related funds’ shares are as follows:
Schwab Emerging Markets Equity ETF	0.1%
Schwab International Equity ETF	0.1%
Schwab International Small-Cap Equity ETF	0.2%
Schwab U.S. Aggregate Bond ETF	0.3%
Schwab U.S. Large-Cap ETF	0.2%
Schwab U.S. REIT ETF	0.2%
Schwab U.S. Small-Cap ETF	0.1%
Schwab Variable Share Price Money Fund, Ultra Shares	0.1%
Interfund Transactions
The fund may engage in transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended June 30, 2023, the fund’s purchases and sales of securities with other funds in the Fund Complex was $156,605 and $2,139,565 respectively, and includes realized losses of $25,749.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), maturing on September 28, 2023. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, maturing on September 28, 2023. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
Schwab VIT Growth Portfolio | Semiannual Report18

Schwab VIT Growth Portfolio
Financial Notes, unaudited (continued)

 7. Purchases and Sales of Investment Securities:
For the period ended June 30, 2023, purchases and sales of securities (excluding short-term obligations) were as follows:
PURCHASES OF SECURITIES	SALES OF SECURITIES
$14,387,219	$18,446,392

8. Federal Income Taxes:
As of June 30, 2023, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$111,445,931	$47,881,895	($2,791,401)	$45,090,494
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2022, the fund had capital loss carryforwards of $40,240.
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2023. The tax basis components of distributions paid during the fiscal year ended December 31, 2022 were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME	LONG-TERM CAPITAL GAINS
$2,845,703	$3,778,649
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of December 31, 2022, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements.  The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the fund’s Statement of Operations.  During the fiscal year ended December 31, 2022, the fund did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
19Schwab VIT Growth Portfolio | Semiannual Report

Schwab VIT Growth Portfolio
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between Schwab Annuity Portfolios (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab VIT Growth Portfolio (the Fund), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Fund at meetings held on April 27, 2023 and June 6, 2023, and approved the renewal of the Agreement with respect to the Fund for an additional one-year term at the meeting on June 6, 2023 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Fund;
2.
the Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.
the Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered investments the investment adviser has made in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise in key areas (including portfolio management and trade operations), and improving business continuity, cybersecurity, due diligence, risk
Schwab VIT Growth Portfolio | Semiannual Report20

Schwab VIT Growth Portfolio
management processes, and information security programs, which are designed to provide enhanced services to the Fund and its shareholders. The Trustees considered Schwab’s overall financial condition and its reputation as a full service brokerage firm. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of the market environment, as well as in consideration of the Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and the Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Fund and provision of services as well as the competitive marketplace for financial products. The Trustees also considered the investment adviser’s contractual commitment to limit the total annual operating expenses of the Fund for so long as the investment adviser serves as the adviser to the Fund. The Trustees also considered fees charged by the investment adviser to other mutual funds and the unique insurance dedicated distribution arrangements of the Fund as compared to other funds managed by the investment adviser. The Trustees noted that shareholders of the Fund indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Fund and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Fund, such as whether, by virtue of its management of the Fund, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. Also, because the Fund invests a portion of its assets in other funds within the Schwab fund complex, the Trustees considered that the investment adviser indirectly benefits from the Fund’s investments in other underlying funds managed by the investment adviser. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Fund by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision and although the Fund does not have breakpoints in its advisory fee, the Trustees considered the potential existence of any economies of scale and whether those are passed along to the Fund’s shareholders through the enhancement of services provided to the Fund in return for fees paid, including through investments by the investment adviser in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Fund and its shareholders. The Trustees acknowledged that the investment adviser has invested in its infrastructure, as discussed above, over time and that the investment adviser’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Fund continue to increase as a result of regulatory or other developments. The Trustees considered that the investment adviser and its affiliates may employ contractual expense caps to protect shareholders from higher fees when fund assets are relatively small, for example,
21Schwab VIT Growth Portfolio | Semiannual Report

Schwab VIT Growth Portfolio
in the case of newer funds or funds with investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
Schwab VIT Growth Portfolio | Semiannual Report22

Schwab VIT Growth Portfolio
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Annuity Portfolios, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 106 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	106	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	106	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	106	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	106	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	106	None
23Schwab VIT Growth Portfolio | Semiannual Report

Schwab VIT Growth Portfolio
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	106	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	106	None
Schwab VIT Growth Portfolio | Semiannual Report24

Schwab VIT Growth Portfolio

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)
Co-Chairman of the Board (July 2022 – present), Director and Chief
Executive Officer (Oct. 2008 – present) and President
(Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and
Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director
(May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director
(Apr. 2006 – present), Charles Schwab Bank, SSB; Director
(Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director
(July 2019 – present), Charles Schwab Trust Bank; Director
(May 2008 – present), Chief Executive Officer (Aug. 2017 – present) and
President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Director
(Oct. 2020 – present), TD Ameritrade Holding Corporation; Director
(July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.
		106	Director (2008 – present), The Charles Schwab Corporation
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)
President (Oct. 2021 – present) and Executive Vice President – Schwab
Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles
Schwab Corporation; President, Director (Oct. 2021 – present), Executive
Vice President – Schwab Asset Management Solutions
(July 2019 – Oct. 2021) and Senior Vice President – Advisory
(May 2016 – July 2019), Charles Schwab & Co., Inc.; President
(Nov. 2021 – present), Schwab Holdings, Inc.; Director
(Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive
Officer and President (Mar. 2018 – Oct. 2022), Charles Schwab Investment
Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and
President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive
Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.
		106	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2018)

Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer
(Jan. 2021 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab
Investment Management, Inc.; Senior Vice President (June 2020 – Mar. 2022) and Chief
Operating Officer (Jan. 2021 – Mar. 2022), Charles Schwab Investment Advisory, Inc.; Chief
Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee
(Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(May 2022 – present), Senior Vice President (Apr. 2019 – May 2022) and Senior Vice
President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), Charles
Schwab & Co., Inc.

Mark Fischer
1970
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2013)

Chief Operating Officer (Dec. 2020 – present) and Treasurer and Chief Financial Officer
(Jan. 2016 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(Mar. 2023 – present), Chief Financial Officer (Mar. 2020 – present) and Vice President
(Oct. 2013 – Mar. 2023), Charles Schwab Investment Management, Inc.

Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2023)

Treasurer and Chief Financial Officer (Jan. 2023 – present) and Assistant Treasurer
(Dec. 2015 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(Mar. 2023 – present), Vice President (Mar. 2022 – Mar. 2023) and Director
(Oct. 2015 – Mar. 2022), Charles Schwab Investment Management, Inc.

25Schwab VIT Growth Portfolio | Semiannual Report

Schwab VIT Growth Portfolio
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Omar Aguilar
1970
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Chief Executive Officer (Jan. 2022 – present), Chief Investment Officer (Apr. 2011 – present)
and Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment
Management, Inc.; Director, Chief Executive Officer and President (Oct. 2022 – present),
Charles Schwab Investment Advisory, Inc.; Vice President and Chief Investment Officer
(June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.

Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Managing Director (Mar. 2023 – present), Chief Investment Officer (Apr. 2011 – present) and
Senior Vice President (Apr. 2011 – Mar. 2023) Charles Schwab Investment Management, Inc.;
Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus
Trust and Schwab ETFs.

William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2021)

Managing Director (Mar. 2023 – present), Chief Investment Officer (Jan. 2020 – present) and
Senior Vice President (Jan. 2020 – Mar. 2023) Charles Schwab Investment
Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present),
Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment
Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment
Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018),
ThomasPartners, Inc.

Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and
Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios and Laudus Trust since 2005; Schwab Strategic
Trust since 2009)

Managing Director (Mar. 2023 – present), Chief Legal Officer (Mar. 2022 – present) and Vice
President (Sept. 2005 – Mar. 2023), Charles Schwab Investment Management, Inc.;
Managing Director (May 2022 – present) and Vice President (July 2005 – May 2022), Charles
Schwab & Co., Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk
(Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present),
Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021),
Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and
Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.

1
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
2
Mr. Bettinger and Mr. Wurster are Interested Trustees. Mr. Bettinger and Mr. Wurster are Interested Trustees because each owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
3
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
Schwab VIT Growth Portfolio | Semiannual Report26

Schwab VIT Growth Portfolio
Glossary

Bloomberg US Aggregate Bond Index An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Treasury 3–10 Year Index An index which includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to three years and less than ten years, are rated investment grade, and have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index excludes state and local government series bonds and coupon issues that have been stripped from bonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Treasury Bills 1–3 Month Index An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $300 million or more of outstanding face value. It excludes zero-coupon STRIPS.
Bloomberg US Treasury Inflation-Linked Bond Index (Series-L) An index which includes all publicly-issued U.S. Treasury Inflation-Protected Securities (TIPS) that have at least one year remaining to maturity, are rated investment grade and have $500 million or more of outstanding face value. The TIPS in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index is market capitalization weighted and the TIPS in the index are updated on the last business day of each month. TIPS are publicly issued, dollar denominated U.S. Government securities issued by the U.S. Treasury that have principal and interest payments linked to an official inflation measure (as measured by the Consumer Price Index, or CPI) and their payments are supported by the full faith and credit of the United States.
Dow Jones Equity All REIT Capped Index A float-adjusted market cap weighted index that is designed to measure all equity real estate investment trusts (REITs) in the Dow Jones U.S. Total Stock Market Index, as defined by the S&P Dow Jones Indices REIT/RESI Industry Classification Hierarchy, that meet the minimum float market capitalization (FMC) and liquidity thresholds. The aggregate weight of all companies weighing more than 4.5% cannot exceed 22.5%, and no single company’s weight can exceed 10%. The index is reviewed daily based on each company’s capped market capitalization weight. Daily capping is only performed when the sum of companies with weights great than 5% exceeds 25%.
Dow Jones U.S. Large-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of large-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Select REIT Index An index that is a float-adjusted market-capitalization weighted index comprised of income-producing commercial and/or residential real estate investment trusts (REITs). The index excludes mortgage REITs, net-lease REITs, real estate finance companies, mortgage brokers and bankers, commercial and residential real estate brokers and estate agents, homebuilders, large landowners and sub-dividers of unimproved land, hybrid REITs, timber REITs and companies that have more than 25% of their assets in direct mortgage investments.
Dow Jones U.S. Small-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of small-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Total Stock Market Index An index which includes all U.S. equity issues with readily available prices. The index is a float-adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
FTSE Developed ex US Index (Net)  An index that is comprised of large- and mid-capitalization companies in developed countries outside the United States, as defined by the index provider. The index defines the large- and mid-capitalization universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Developed Small Cap ex US Liquid Index (Net) An index comprised of small-capitalization companies in developed countries outside the United States, as defined by the index provider. The index defines the small-capitalization universe as approximately the bottom 10% of the eligible universe with a minimum free float capitalization of $150 million. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Emerging Index (Net)  An index that is comprised of large- and mid-capitalization companies in emerging market countries, as defined by the index provider. The index defines the large- and mid-capitalization universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
S&P 500 Index An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
VIT Growth Composite Index A custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation and calculated using the following portion allocations effective April 28, 2023: 14.0% Bloomberg US Aggregate Bond Index, 4.0% Bloomberg US Treasury Bills 1-3 Month Index, 6.0% Dow Jones Equity All REIT Capped Index, 39.6% Dow Jones U.S. Large Cap Total Stock Market Index, 6.3% Dow Jones U.S. Small Cap Total Stock Market Index, 5.4% FTSE All Emerging Index (Net), 21.0% FTSE Developed ex US Index (Net), and 3.7% FTSE Developed Small Cap ex US Liquid Index. From July 1, 2020 through April 27, 2023, the blended index was derived using the following allocations: 14.0% Bloomberg US Aggregate Bond Index, 4.0% Bloomberg US Treasury Bills 1-3 Month Index, 6.0% Dow Jones Equity All REIT Capped Index, 35.0% Dow Jones U.S. Large-Cap Total Stock Market Index, 7.0% Dow Jones U.S. Small-Cap Total Stock Market Index, 8.0% FTSE All Emerging Index (Net), 21.0% FTSE Developed ex US Index (Net), 5.0% FTSE Developed
27Schwab VIT Growth Portfolio | Semiannual Report

Schwab VIT Growth Portfolio
Small Cap ex US Liquid Index (Net). From April 29, 2020 through June 30, 2020, the blended index was derived using the following allocations: 14.0% Bloomberg US Aggregate Bond Index, 4.0% Bloomberg US Treasury Bills 1-3 Month Index, 6.0% Dow Jones U.S. Select REIT Index, 35.0% Dow Jones U.S. Large-Cap Total Stock Market Index, 7.0% Dow Jones U.S. Small-Cap Total Stock Market Index, 8.0% FTSE All Emerging Index (Net), 21.0% FTSE Developed ex US Index (Net), 5.0% FTSE Developed Small Cap ex US Liquid Index (Net). From June 8, 2016 through April 28, 2020, the blended index was derived using the following allocations: 12% Bloomberg US Aggregate Bond Index, 5% Bloomberg US Treasury Bills 1-3 Month Index, 1% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 4% Bloomberg Commodity Index, 6% Dow Jones U.S. Select REIT Index, 29% Dow Jones U.S. Large-Cap Total Stock Market Index,
7% Dow Jones U.S. Small-Cap Total Stock Market Index, 8% FTSE All Emerging Index (Net), 21% FTSE Developed ex US Index (Net), 5% FTSE Developed Small Cap ex US Liquid Index (Net), and 2% Russell Microcap Index. Prior to June 8, 2016, the composite index was derived using the following allocations: 29% Dow Jones U.S. Large-Cap Total Stock Market Index, 7% Dow Jones U.S. Small-Cap Total Stock Market Index, 2% Russell Microcap Index, 21% FTSE Developed ex US Index (Net), 5% FTSE Developed Small Cap ex US Liquid Index (Net), 8% FTSE Emerging Index (Net), 6% Dow Jones U.S. Select REIT Index, 4% Dow Jones UBS Commodity Index, 1% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 5% Bloomberg US Treasury 3-10 Year Index, 2% Bloomberg US Credit Index, 5% Bloomberg US Mortgage Backed Securities Index, and 5% Bloomberg US Treasury Bills 1-3 Month Index.
Schwab VIT Growth Portfolio | Semiannual Report28

Notes

Notes

Notes

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Jonathan de St. Paer and Registrant’s Chief Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a) (1)	Code of ethics – not applicable to this semi-annual report.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Annuity Portfolios

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	August 16, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	August 16, 2023

By:	/s/ Dana Smith
Dana Smith Chief Financial Officer

Date:	August 16, 2023